UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds
Semiannual Report

June 30, 2015

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Concentrations & Top 10 Holdings	3
Shareholder Expense Analysis	8
Fund Holdings & Financial Statements	10

LETTER TO SHAREHOLDERS June 30, 2015

It’s Time for a History Lesson

“History has a way of repeating itself.” We often think of this adage when we look at financial markets in an effort to try to put things into perspective. Markets move in cycles, lessons are learned, and looking back in history is often the best lesson to make sense of what we’re seeing today.

We are now several years into this current secular bull market. Historically, secular bull markets have run anywhere from 10 to 16 years. During these bull market periods, we’ve seen various types of market volatility and a range of global events—Korean War, JFK’s assassination, U.S. Civil Rights unrest, the stock market crash of 1987, 1991 Gulf War. At the time they occurred, these events made an impact on society and created short-term market volatility, but the secular bull markets were strong and carried on their upward trajectory.

As of this writing, there has been a lot of talk about a global economic slowdown led by China, which has been fueling global growth for the last decade. There is also the continuing financial crisis in Greece. The situation in Greece has been going on for some time, but continues to make headlines. Although the country received another bailout from the European Union and is facing another wave of austerity measures, its economic future remains uncertain. There are serious concerns that Greece could potentially default on its loans and possibly leave the European Union. A departure from the EU could trigger other European countries with fragile economies—Portugal, Spain and Italy—to follow and create a global financial crisis. As it stands now, Greece has little impact on the U.S. economy, but if other countries were to stumble and exit the European Union, it would severely impact the European currency (euro) and global markets.

Again, we have to look back at history and put current events into perspective. In 1997, the economies of Thailand, Indonesia and South Korea were in shambles. Their currency issues and debt situation led to what was called the “Asian contagion.” The effects of this crisis spread across the globe. The U.S. stock market felt the impact of the economic crisis in Southeast Asia, but our secular bull market continued on. That said, we need to put things in context and not let the headlines detract from the steady progress that our economy is making here in the U.S. After all, the population of Greece is approximately 11 million people. Would you believe that’s the same population as the State of Ohio? In fact, there are more people living in Columbus, Ohio than there are in Athens, Greece. In our opinion, we believe that history will portray this Greek crisis as more of a drama than a tragedy.

When I look at history, I also think about how the second quarter of the year holds a special place for us at Meeder. It was the start of the second quarter in 1974 when my dad founded this firm with a focus on defensive investing. He set out in a very volatile period and dire economic environment with a mission to maximize returns for investors by using a disciplined investment process—a process that has evolved and endured for 41 years.

The first half of 2015 has been an interesting one. Second quarter of 2015 proved to be another volatile period for the markets. After a promising first quarter, the major indexes started strong in April, saw market highs in May, and then returned much of the gains made in the first half of the quarter. With regard to volatility, the market activity in the second quarter was another roller coaster ride. But, again, as history has shown, there have been 13 downturns in the market of 5% or more since this bull market began in March 2009. Stock market corrections are a healthy part of any bull market as investors digest gains. Pullbacks and corrections are necessary for the markets as new lows establish a new baseline from which to advance further.

Performance Review

In reviewing the six-month period ending June 30, 2015, the S&P 500 Index of large-cap stocks was up 1.23% year to date, while the Russell 2000 Index of small-cap stocks increased by 4.75% for the same period. As far as the global picture, the MSCI EAFE Index of developed international regions gained 5.93% while the MSCI Emerging Markets Index was up 3.07%. In the fixed income arena, the Barclays U.S. Aggregate Bond Index closed the first six months of 2014 with a decrease of -0.10%. The 10-year Treasury yield finished the year-to-date period at 2.35%.

Despite the volatility in the markets, our disciplined, quantitative, time-tested investment process has positioned many of our funds and portfolios to outperform their benchmarks and competitors. Our flagship Muirfield

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 1

Fund received a 5-star Morningstar RatingTM for the period ending June 30, 2015. This is quite an accomplishment, but more impressive is the fact that the Fund remains in the top decile across the 1-, 3-, 5- and 10-year periods among all tactical allocation funds. Additionally, the Balanced Fund and Quantex Fund are also highly ranked across long-term periods in their Morningstar categories. Furthermore, the Total Return Bond Fund outperformed its benchmark for the 3-year period.

As for specific investment decisions driven by our investment process and models, in our defensively-managed portfolios, we remained essentially fully invested in the equity market during the first half of 2015 due to indications from our model that gauges the risk/reward relationship of the stock market. Regarding our equity exposure, we maintained our tactical overweight exposure to technology and healthcare in mid- and small-cap investments. We also maintained our tactical exposure to international investments due to momentum, valuation, and currency factors in our investment model, with a positioning emphasis on developed international. With regard to our fixed-income exposure, our model favored high yield corporate bonds during the second quarter. Strong corporate fundamentals, low default rates, and historically low interest rates continued to support the attractiveness of this sector. We maintained a reduced exposure to emerging market bonds in light of volatile currency dynamics and momentum factors. Our duration positioning evolved over the course of the quarter, lengthening from mid-March through mid-April, and largely shortening thereafter. At the end of June, we were positioned in line with the benchmark, with an estimated duration of about 5.8 years (versus 5.7 years for the Barclays U.S. Aggregate).

What’s ahead?

As we head into the second half of 2015, we are encouraged that U.S. economic growth remains steady, despite ongoing market volatility and global economic and political events. Inflation is almost non-existent, the unemployment rate is the lowest it’s been since May 2008, oil prices are low, and the housing market continues to recover. Of course, one of the variables that could have an impact on economic growth is the Federal Reserve and their plan to raise interest rates. It’s not a question of if they will raise rates, but when they will do so. As I mentioned earlier, the slowdown in China may also have an impact on global markets, as well as the U.S. market. We shall see.

Despite the capital market volatility and economic challenges presented during the first six months of 2015, we are extremely pleased with the performance of our Funds. Our investment team will continue to diligently manage our funds, review and refine our investment models, and continue to identify the best investment opportunities we believe will minimize risks and maximize returns for our clients.

On behalf of the more than 70 associates at Meeder Investment Management, we thank you for your continued support, trust and confidence in our investment management services and the Meeder Funds.

Robert S. Meeder
President
Meeder Funds
June 30, 2015

Page 2	2015 Meeder Funds Semiannual Report | June 30, 2015

Sector Concentrations, Top 10 Holdings, Fund Expense Analysis

June 30, 2015

e

Muirfield Fund*

Sector Concentration#	% of total net assets
Information Technology	16.9%
Healthcare	14.3%
Consumer Discretionary	10.6%
Financials	9.8%
Consumer Staples	4.9%
Industrials	4.4%
Energy	4.4%
Materials	0.8%
Telecommunication Services	0.6%
Utilities	0.1%
Registered Investment Companies	10.1%
Money Market Registered Investment Companies	14.4%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	8.5%
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI EAFE ETF	10.1%
Apple, Inc.	2.7%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.7%
JPMorgan Chase & Co.	1.5%
Berkshire Hathaway, Inc.	1.5%
Johnson & Johnson	1.4%
Oracle Corp.	1.3%
Intel Corp.	1.2%
Gilead Sciences, Inc.	1.2%

Utilities & Infrastructure Fund

Sector Concentration#	% of total net assets
Telecommunication Services	25.8%
Utility Services	19.9%
Electric Utility	18.0%
Pipelines	13.3%
Natural Gas Distribution	11.3%
Water Utility	7.1%
Oil Exploration and Production	2.0%
Money Market Registered Investment Companies	2.4%
Other Assets/Liabilities (Net)	0.2%
Total	100%

Top 10 Holdings	% of total net assets
Kinder Morgan, Inc.	4.5%
MDU Resources Group, Inc.	4.1%
Macquarie Infrastructure Corp.	4.1%
Energy Transfer Equity LP	3.7%
Veolia Environnement	3.6%
ITC Holdings Corp.	3.6%
Telephone & Data Systems, Inc.	3.6%
OGE Energy Corp.	3.3%
Enterprise Products Partners LP	3.3%
Corning, Inc.	3.2%

Quantex Fund*

Sector Concentration#	% of total net assets
Financials	14.8%
Industrials	14.5%
Consumer Discretionary	14.1%
Information Technology	11.1%
Energy	10.9%
Healthcare	6.2%
Materials	5.8%
Consumer Staples	3.2%
Utilities	3.1%
Money Market Registered Investment Companies	19.8%
Bank Obligations	1.0%
Other Assets/Liabilities (Net)	(4.5%)
Total	100%

Top 10 Holdings	% of total net assets
Thoratec Corp.	1.1%
Hasbro, Inc.	1.1%
Newfield Exploration Co.	1.1%
JC Penney Co., Inc.	1.1%
Post Holdings, Inc.	1.0%
Cathay General Bancorp.	1.0%
CARBO Ceramics, Inc.	1.0%
Convergys Corp.	1.0%
Total System Services, Inc.	1.0%
Darden Restaurants, Inc.	1.0%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

#	Concentrations are subject to change.

Page 4	2015 Meeder Funds Semiannual Report | June 30, 2015

Dynamic Growth Fund*

Sector Concentration#	% of total net assets
Information Technology	16.9%
Healthcare	15.6%
Consumer Discretionary	10.9%
Financials	10.0%
Energy	5.1%
Industrials	4.5%
Consumer Staples	4.2%
Telecommunication Services	0.9%
Materials	0.6%
Utilities	0.2%
Registered Investment Companies	10.4%
Money Market Registered Investment Companies	13.0%
Bank Obligations	0.4%
Other Assets/Liabilities (Net)	7.3%
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI EAFE ETF	10.2%
Apple, Inc.	3.1%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.8%
JPMorgan Chase & Co.	1.6%
Johnson & Johnson	1.6%
Berkshire Hathaway, Inc.	1.6%
Wal-Mart Stores, Inc.	1.4%
Citigroup, Inc.	1.2%
Oracle Corp.	1.2%

Aggressive Growth Fund*

Sector Concentration#	% of total net assets
Information Technology	18.0%
Healthcare	14.7%
Consumer Discretionary	10.7%
Financials	10.2%
Energy	5.4%
Industrials	5.0%
Consumer Staples	4.5%
Materials	1.0%
Registered Investment Companies	12.1%
Money Market Registered Investment Companies	10.1%
Bank Obligations	0.7%
Other Assets/Liabilities (Net)	7.6%
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI EAFE ETF	11.9%
Apple, Inc.	3.4%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.8%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
Wal-Mart Stores, Inc.	1.4%
Oracle Corp.	1.3%
Gilead Sciences, Inc.	1.2%
iShares China Large-Cap ETF	1.1%

Balanced Fund*

Sector Concentration#	% of total net assets
Information Technology	12.8%
Healthcare	10.5%
Consumer Discretionary	7.5%
Financials	7.0%
Consumer Staples	3.6%
Industrials	3.3%
Energy	3.2%
Materials	0.6%
Telecommunication Services	0.4%
Utilities	0.1%
Registered Investment Companies	38.0%
Money Market Registered Investment Companies	7.7%
Bank Obligations	0.3%
Other Assets/Liabilities (Net)	5.0%
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI EAFE ETF	7.3%
DoubleLine Total Return Bond Fund	4.3%
Federated Bond Fund	4.3%
Metropolitan West Total Return Bond Fund	4.3%
Prudential Total Return Bond Fund	4.2%
iShares 1-3 Year Treasury Bond ETF	3.5%
iShares 20+ Year Treasury Bond ETF	2.5%
Apple, Inc.	1.8%
Baird Core Plus Bond Fund	1.4%
PIMCO Investment Grade Corporate Bond Fund	1.4%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

#	Concentrations are subject to change.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 5

Strategic Growth Fund*

Sector Concentration#	% of total net assets
Financials	14.7%
Information Technology	11.2%
Healthcare	10.0%
Energy	8.3%
Consumer Discretionary	8.2%
Industrials	4.2%
Consumer Staples	3.5%
Materials	2.5%
Telecommunication Services	0.6%
Utilities	0.5%
Registered Investment Companies	29.1%
Money Market Registered Investment Companies	2.2%
Bank Obligations	0.6%
Other Assets/Liabilities (Net)	4.4%
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI Emerging Markets ETF	8.9%
iShares MSCI EAFE ETF	8.9%
Ivy International Core Equity Fund	6.7%
Goldman Sachs Emerging Markets Equity Insights Fund	3.5%
Oppenheimer Developing Markets Fund	2.4%
Exxon Mobil Corp.	2.0%
Apple, Inc.	1.4%
Wal-Mart Stores, Inc.	1.3%
Oracle Corp.	1.2%
Cigna Corp.	1.0%

Spectrum Fund*

Sector Concentration#	% of total net assets
Long Positions
Healthcare	9.6%
Information Technology	8.8%
Financials	6.9%
Consumer Discretionary	6.5%
Industrials	3.2%
Consumer Staples	2.1%
Energy	1.6%
Materials	0.5%
Registered Investment Companies	10.7%
Money Market Registered Investment Companies	23.1%
Other Assets/Liabilities (Net)	50.8%
123.8%

Sector Concentration#	% of total net assets
Short Positions
Financials	(6.0%)
Consumer Discretionary	(3.5%)
Industrials	(3.4%)
Healthcare	(3.0%)
Information Technology	(2.7%)
Energy	(1.9%)
Utilities	(1.1%)
Materials	(1.0%)
Consumer Staples	(0.7%)
Telecommunication Services	(0.5%)
(23.8%)
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI EAFE ETF	20.1%
Apple, Inc.	3.4%
iShares China Large-Cap ETF	2.1%
Citigroup, Inc.	1.7%
Valero Energy Corp.	1.6%
Fiserv, Inc.	1.5%
Intel Corp.	1.3%
Amgen, Inc.	1.3%
Everest Re Group, Ltd.	1.2%
Hanover Insurance Group, Inc.	1.2%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

#	Concentrations are subject to change.

Page 6	2015 Meeder Funds Semiannual Report | June 30, 2015

Total Return Bond Fund

Sector Concentration#	% of total net assets
Investment Grade Bond	44.1%
Government Bond	35.5%
Global Bond	10.6%
High Yield Bond	10.2%
Cash	3.6%
Other Assets/Liabilities (Net)	(4.0%)
Total	100%

Top 10 Holdings	% of total net assets
iShares 1-3 Year Treasury Bond ETF	19.8%
iShares 20+ Year Treasury Bond ETF	14.3%
DoubleLine Total Return Bond Fund	7.7%
Metropolitan West Total Return Bond Fund	7.5%
Federated Bond Fund	7.5%
Prudential Total Return Bond Fund	7.5%
Ivy High Income Fund	5.1%
Goldman Sachs Emerging Markets Debt Fund	4.9%
Sentinel Total Return Bond Fund	4.9%
Fidelity Capital & Income Fund	4.7%

Money Market Fund

Sector Concentration#	% of total net assets
Money Market Registered Investment Companies	38.5%
Repurchase Agreements	17.0%
Bank Obligations	13.6%
Certificates of Deposit	13.5%
Corporate Obligations	9.0%
U.S. Government Agency Obligations	8.4%
Total	100%

Top 10 Holdings	% of total net assets
Fidelity Institutional Money Market Portfolio, 0.14%	38.4%
FICA Bank Deposit Program (StoneCastle), 0.23%	11.4%
FCStone Repo, 0.26%, 7/2/2015	5.7%
FCStone Repo, 0.26%, 7/1/2015	5.7%
FCStone Repo, 0.20%, 7/7/2015	5.7%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.45%	5.6%
Federal Home Loan Bank, 0.22%, 10/7/2015	2.8%
Federal Farm Credit Bank, 0.20%, 8/3/2015	2.8%
Fannie Mae, 0.45%, 8/24/2015	2.8%
Royal Bank of Canada, 0.33%, 5/12/2016	1.1%

#	Concentrations are subject to change.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 7

Shareholder Expense Analysis (Unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees) and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below provides information on actual and hypothetical account values. The examples shown are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from December 31, 2014 to June 30, 2015.

ACTUAL EXPENSES: You may use actual account values and actual expenses, along with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: Hypothetical account values and hypothetical expenses are based on the Funds’ actual expense ratios and assume rates of return of 5% per year before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value (12/31/2014)	Ending Account Value (6/30/15)	Expenses Paid During Period[1] (12/31/14 - 6/30/15)	Expense Ratio (Annualized)
Muirfield Fund	Actual	$1,000.00	$1,000.00	$5.65	1.14%
Hypothetical		1,000.00	1,019.14	5.71	1.14%
Utilities & Infrastructure Fund	Actual	1,000.00	973.70	8.91	1.82%
Hypothetical		1,000.00	1,015.77	9.10	1.82%
Quantex Fund	Actual	1,000.00	997.40	4.70	0.95%
Hypothetical		1,000.00	1,020.08	4.76	0.95%
Dynamic Growth Fund	Actual	1,000.00	1,001.00	5.95	1.20%
Hypothetical		1,000.00	1,018.84	6.01	1.20%
Aggressive Growth Fund	Actual	1,000.00	1,004.80	6.46	1.30%
Hypothetical		1,000.00	1,018.35	6.51	1.30%
Balanced Fund	Actual	1,000.00	996.30	6.48	1.31%
Hypothetical		1,000.00	1,018.30	6.56	1.31%
Strategic Growth Fund	Actual	1,000.00	1,007.70	6.17	1.24%
Hypothetical		1,000.00	1,018.65	6.21	1.24%
Spectrum Fund	Actual	1,000.00	1,010.00	7.33	1.47%
Hypothetical		1,000.00	1,017.50	7.35	1.47%
Total Return Bond Fund	Actual	1,000.00	996.60	4.21	0.85%
Hypothetical		1,000.00	1,020.58	4.26	0.85%
Money Market Fund - Retail Class	Actual	1,000.00	1,000.30	0.84	0.17%
Hypothetical		1,000.00	1,023.95	0.85	0.17%
Money Market Fund - Institutional Class	Actual	1,000.00	1,000.50	0.60	0.12%
Hypothetical		1,000.00	1,024.20	0.60	0.12%

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period by 181/365 (to reflect the total number of days in the six-month period).

Page 8	2015 Meeder Funds Semiannual Report | June 30, 2015

Disclosures

Investment Risks, Performance and Fees

Past performance is not a guarantee of future results. Investing in securities involves inherent risks, including the risk that you can lose the value of your investment. There is no assurance that the investment process will lead to successful results. Investments in foreign securities may entail unique and additional risks including political, market and currency risks. Returns for periods of one year and greater are annualized.

Opinions and forecasts regarding sectors, industries, companies, countries and/or themes, portfolio composition and holdings as of 6/30/2015 are all subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security, industry, or sector.

Management fees and/or expenses were waived and/or reimbursed in Meeder Funds to reduce expenses. For the Quantex Fund™, the advisor has contractually agreed to waive fees and/or to reimburse expenses until April 30, 2016, unless sooner terminated at the sole discretion of the Funds’ Board of Trustees.

This is not an offer to purchase securities. Investors are advised to consider the investment objectives, risks, charges and expenses of the Meeder Funds, as well as current Fund performance information, carefully before investing. The Meeder Funds prospectus contains this and other information about the Funds and should be read carefully before investing. To request or receive a copy of the Meeder Funds prospectus, contact Shareholder Services at 800.325.3539 or visit www.meederfunds.com.

Index Disclosures

The Russell 2000 Index is a market-capitalization weighted index of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Standard & Poor’s (S&P) 500 Index is a market value-weighted index of common stocks considered representative of the broad market.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasures, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid ARM pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index captures large and mid cap representation across 23 emerging markets countries. With 823 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

All indexes are unmanaged and total returns for each index assumes change in security prices and reinvestment of dividends and capital gain distributions. Returns for an index do not take into account the deduction of expenses associated with a mutual fund such as investment management and accounting fees, brokerage commissions, or other expenses associated with investing. One cannot invest directly in an index.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or redistributed; and (3) is not warranted to be accurate complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Meeder, Meeder Funds, Muirfield Fund, and Quantex Fund are registered trademarks of Meeder Investment Management, Inc.

Meeder Funds are distributed by Adviser Dealer Services, Inc. Member FINRA

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 9

2015 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2015 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 66.8%
Consumer Discretionary — 10.6%
Aaron's, Inc.	27,265	987,266
Amazon.com, Inc. (2)	6,975	3,027,778
Asbury Automotive Group, Inc. (2)	5,885	533,299
AutoNation, Inc. (2)	20,275	1,276,920
AutoZone, Inc. (2)	645	430,151
Best Buy Co., Inc.	33,370	1,088,196
Big Lots, Inc.	13,405	603,091
Brinker International, Inc.	18,015	1,038,565
Cinemark Holdings, Inc.	12,270	492,886
Cooper Tire & Rubber Co.	30,780	1,041,287
Cracker Barrel Old Country Store, Inc.	6,850	1,021,746
Deckers Outdoor Corp. (2)	9,565	688,393
Dick's Sporting Goods, Inc.	18,635	964,734
Dollar General Corp.	11,090	862,137
Foot Locker, Inc.	10,390	696,234
Ford Motor Co.	79,000	1,185,790
GameStop Corp. (4)	12,445	534,637
GNC Holdings, Inc.	14,220	632,506
Home Depot, Inc./The	18,030	2,003,673
Interpublic Group of Cos., Inc./The	35,585	685,723
Jack in the Box, Inc.	11,655	1,027,505
Kohl's Corp.	18,535	1,160,476
Lear Corp.	13,210	1,482,955
Leggett & Platt, Inc.	16,795	817,581
Lowe's Cos, Inc.	28,660	1,919,360
Marriott International, Inc./MD	11,820	879,290
Murphy USA, Inc. (2)	17,240	962,337
O'Reilly Automotive, Inc. (2)	6,395	1,445,142
Sally Beauty Holdings, Inc. (2)	21,070	665,391
Select Comfort Corp. (2)	33,180	997,723
Starz (2)	12,565	561,907
Target Corp.	25,780	2,104,421
Texas Roadhouse, Inc.	28,670	1,073,118
Time Warner, Inc.	15,085	1,318,580
Walt Disney Co./The	28,855	3,293,510
(Cost $38,384,396)		39,504,308

Consumer Staples — 4.9%
Coca-Cola Co./The	73,190	2,871,244
Coty, Inc.	34,330	1,097,530
CVS Health Corp.	34,270	3,594,238
Kimberly-Clark Corp.	9,120	966,446
Kroger Co./The	17,070	1,237,746
Procter & Gamble Co./The	22,580	1,766,659
Rite Aid Corp. (2)	115,740	966,429
Spectrum Brands Holdings, Inc.	6,935	707,301
Walgreens Boots Alliance, Inc.	14,470	1,221,847
Wal-Mart Stores, Inc.	57,210	4,057,904
(Cost $17,741,996)		18,487,344

Energy — 4.4%
Chevron Corp.	25,525	2,462,397
ConocoPhillips	10,265	630,374
Delek US Holdings, Inc.	10,225	376,485
Devon Energy Corp.	8,115	482,761
Exterran Holdings, Inc.	15,585	508,850
Exxon Mobil Corp.	68,960	5,737,471
Marathon Petroleum Corp.	18,280	956,227
Murphy Oil Corp.	10,880	452,282
Nabors Industries, Ltd.	60,240	869,263
Oil States International, Inc. (2)	22,400	833,952
Peabody Energy Corp. (4)	104,030	227,826
Phillips 66	7,680	618,701
Tesoro Corp.	3,835	323,712
Valero Energy Corp.	19,970	1,250,122
World Fuel Services Corp.	16,030	768,639
(Cost $17,699,341)		16,499,062

Financials — 9.8%
American Equity Investment Life Holding Co.	36,405	982,207
American Financial Group, Inc./OH	9,290	604,222
Bank of New York Mellon Corp./The	34,650	1,454,261
Berkshire Hathaway, Inc. (2)	36,860	5,017,015
Citigroup, Inc.	53,765	2,969,979
Credit Acceptance Corp. (2)	3,230	795,161
Equity LifeStyle Properties, Inc. (3)	9,915	521,331
Erie Indemnity Co.	6,040	495,703
Essex Property Trust, Inc. (3)	3,420	726,750
Goldman Sachs Group, Inc./The	11,910	2,486,689
Hanover Insurance Group, Inc./The	8,690	643,321
Hartford Financial Services Group, Inc./The	23,245	966,295
Investment Technology Group, Inc.	15,305	379,564
Jones Lang LaSalle, Inc.	4,340	742,140
JPMorgan Chase & Co.	74,735	5,064,043
Kilroy Realty Corp. (3)	7,175	481,801
MetLife, Inc.	33,990	1,903,100
Moody's Corp.	7,155	772,454
Morgan Stanley	41,335	1,603,385
MSCI, Inc.	11,350	698,593
New Residential Investment Corp. (3)	31,000	472,440
Prudential Financial, Inc.	21,095	1,846,234
Ryman Hospitality Properties, Inc. (3)	8,670	460,464

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 11

Schedule of Investments
June 30, 2015 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Selective Insurance Group, Inc.	17,420	488,631
Voya Financial, Inc.	23,120	1,074,386
Wells Fargo & Co.	56,200	3,160,688
(Cost $35,266,582)		36,810,857

Healthcare — 14.3%
Abbott Laboratories	17,380	853,010
AbbVie, Inc.	18,910	1,270,563
Aetna, Inc.	21,505	2,741,027
Agilent Technologies, Inc.	25,305	976,267
AMAG Pharmaceuticals, Inc. (2)	14,515	1,002,406
AmerisourceBergen Corp.	7,995	850,188
Amgen, Inc.	12,625	1,938,190
Anacor Pharmaceuticals, Inc. (2)	14,555	1,126,994
Anthem, Inc.	15,415	2,530,218
Biogen, Inc. (2)	4,840	1,955,070
Bluebird Bio, Inc. (2)	5,440	915,933
Cardinal Health, Inc.	12,455	1,041,861
Celgene Corp. (2)	13,590	1,572,839
Chemed Corp. (4)	3,855	505,391
Cigna Corp.	7,645	1,238,490
Community Health Systems, Inc. (2)	14,385	905,823
Dyax Corp. (2)	41,460	1,098,690
Gilead Sciences, Inc.	35,075	4,106,581
HCA Holdings, Inc. (2)	14,400	1,306,368
Health Net, Inc./CA (2)	3,700	237,244
Hologic, Inc. (2)	28,715	1,092,893
Humana, Inc.	5,125	980,310
Johnson & Johnson	49,990	4,872,024
Magellan Health, Inc. (2)	8,965	628,178
McKesson Corp.	6,300	1,416,303
Merck & Co., Inc.	33,915	1,930,781
Molina Healthcare, Inc. (2)	9,260	650,978
Neurocrine Biosciences, Inc. (2)	23,475	1,121,166
Pfizer, Inc.	98,540	3,304,046
Quest Diagnostics, Inc.	10,635	771,250
Quintiles Transnational Holdings, Inc. (2)	11,280	819,041
Receptos, Inc. (2)	6,530	1,241,027
Stryker Corp.	10,565	1,009,697
United Therapeutics Corp. (2)	2,640	459,228
UnitedHealth Group, Inc.	20,860	2,544,920
Universal Health Services, Inc.	3,885	552,059
VCA, Inc. (2)	12,310	669,726
Zoetis, Inc.	24,150	1,164,513
(Cost $48,429,625)		53,401,293

Industrials — 4.4%
Alaska Air Group, Inc.	12,025	774,771
AMERCO	1,855	606,418
Avis Budget Group, Inc. (2)	25,240	1,112,579
BWX Technologies, Inc. (2)	29,840	978,752
FedEx Corp.	5,775	984,060
General Dynamics Corp.	9,825	1,392,104
General Electric Co.	88,165	2,342,543
HD Supply Holdings, Inc. (2)	29,070	1,022,683
JetBlue Airways Corp. (2)	79,620	1,652,911
KAR Auction Services, Inc.	15,105	564,927
Matson, Inc.	7,728	324,885
Quad/Graphics, Inc.	9,640	178,436
Southwest Airlines Co.	37,490	1,240,544
Stanley Black & Decker, Inc.	5,535	582,503
Verisk Analytics, Inc. (2)	10,380	755,249
Wabtec Corp./DE	14,985	1,412,186
West Corp.	18,760	564,676
(Cost $16,292,779)		16,490,227

Information Technology — 16.9%
Apple, Inc.	74,270	9,315,314
Brocade Communications Systems, Inc.	80,905	961,151
Cirrus Logic, Inc. (2)	21,415	728,752
Cisco Systems, Inc.	111,380	3,058,495
DST Systems, Inc.	8,490	1,069,570
EarthLink Holdings Corp.	68,180	510,668
eBay, Inc. (2)	29,560	1,780,694
EchoStar Corp. (2)	14,965	728,496
Electronic Arts, Inc. (2)	29,030	1,930,495
Ellie Mae, Inc. (2)	15,715	1,096,750
Fiserv, Inc. (2)	12,750	1,056,083
Google, Inc. — Class C (2)	4,577	2,382,374
Google, Inc. — Class A (2)	5,575	3,010,723
Hewlett—Packard Co.	64,218	1,927,182
Infoblox, Inc. (2)	30,820	807,792
Intel Corp.	136,765	4,159,707
InterDigital, Inc./PA	16,895	961,157
International Business Machines Corp.	14,705	2,391,915
j2 Global, Inc.	12,350	839,059
Jabil Circuit, Inc.	73,075	1,555,767
Lexmark International, Inc.	22,270	984,334
MAXIMUS, Inc.	9,150	601,430
Micron Technology, Inc. (2)	31,580	594,967
Microsoft Corp.	148,355	6,549,872
NCR Corp. (2)	35,870	1,079,687
NeuStar, Inc. (2)(4)	23,210	677,964

The accompanying notes are an integral part of these financial statements.

Page 12	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
NVIDIA Corp.	39,910	802,590
Oracle Corp.	106,895	4,307,869
Paycom Software, Inc. (2)	28,555	975,153
Polycom, Inc. (2)	75,220	860,517
Synaptics, Inc. (2)	10,410	902,911
Synopsys, Inc. (2)	12,910	653,892
Tessera Technologies, Inc.	20,095	763,208
Texas Instruments, Inc.	36,075	1,858,223
Western Union Co./The	68,335	1,389,251
(Cost $59,010,612)		63,274,012

Materials — 0.8%
Ashland, Inc.	7,970	971,543
International Paper Co.	13,875	660,311
Mosaic Co./The	16,805	787,314
Newmont Mining Corp.	22,490	525,366
(Cost $3,030,242)		2,944,534

Telecommunication Services — 0.6%
Premiere Global Services, Inc. (2)	9,805	100,893
Verizon Communications, Inc.	47,520	2,214,906
(Cost $2,431,396)		2,315,799

Utilities — 0.1%
Public Service Enterprise Group, Inc.	6,585	258,659
(Cost $270,518)		258,659

Total Common Stocks (Cost $238,557,487)		249,986,095

Registered Investment Companies — 10.1%
iShares China Large-Cap ETF (4)(9)	76,225	3,513,973
iShares MSCI EAFE ETF (9)	542,055	34,415,072
Total Registered Investment Companies (Cost $38,967,200)		37,929,045

Money Market Registered Investment Companies — 14.4%
Fidelity Institutional Money Market Portfolio, 0.14% (5)	5,587,348	5,587,348
Meeder Money Market Fund - Institutional Class, 0.11% (6)	48,373,070	48,373,070
Total Money Market Registered Investment Companies (Cost $53,960,418)		53,960,418

Bank Obligations — 0.2%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (7)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (7)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (7)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147
Total Investments — 91.5% (Cost $332,233,252)(1)		342,623,705
Other Assets less Liabilities — 8.5%		31,792,047
Total Net Assets — 100.0%		374,415,752

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	4,251	44,721
Meeder Balanced Fund	2,275	24,820
Meeder Dynamic Growth Fund	1,532	15,351
Meeder Muirfield Fund	6,254	43,903
Meeder Quantex Fund	3,385	118,577
Meeder Utilities & Infrastructure Fund	478	14,120
Total Trustee Deferred Compensation (Cost $182,903)		261,492

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 13

Schedule of Investments
June 30, 2015 (unaudited)

Muirfield Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2015, notional value $48,483,840	472	(643,688)
Total Futures Contracts	472	(643,688)

(1)	Cost for federal income tax purposes of $332,465,617 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$17,642,383
Unrealized depreciation	(7,251,930)
Net unrealized appreciation (depreciation)	$10,390,453

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 14	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 68.9%
Consumer Discretionary — 10.9%
Aaron's, Inc.	17,720	641,641
Amazon.com, Inc. (2)	2,790	1,211,111
AutoNation, Inc. (2)	9,290	585,084
Best Buy Co., Inc.	15,295	498,770
Brinker International, Inc.	9,005	519,138
Cinemark Holdings, Inc.	7,360	295,651
Cooper Tire & Rubber Co.	9,160	309,883
Cracker Barrel Old Country Store, Inc.	3,425	510,873
CST Brands, Inc.	5,675	221,666
Dana Holding Corp.	11,760	242,021
Deckers Outdoor Corp. (2)	4,415	317,748
Dick's Sporting Goods, Inc.	9,320	482,496
Dollar General Corp.	13,165	1,023,447
Foot Locker, Inc.	3,595	240,901
Ford Motor Co.	49,375	741,119
GameStop Corp. (4)	7,465	320,696
GNC Holdings, Inc.	4,920	218,842
Home Depot, Inc./The	9,015	1,001,837
Interpublic Group of Cos., Inc./The	22,345	430,588
Jack in the Box, Inc.	5,825	513,532
Kohl's Corp.	8,495	531,872
Lear Corp.	5,225	586,559
Leggett & Platt, Inc.	10,825	526,961
Lowe's Cos., Inc.	9,315	623,826
Marriott International, Inc./MD	9,965	741,296
Murphy USA, Inc. (2)	8,620	481,168
O'Reilly Automotive, Inc. (2)	2,930	662,121
Sally Beauty Holdings, Inc. (2)	7,295	230,376
Select Comfort Corp. (2)	16,590	498,861
Target Corp.	13,570	1,107,719
Texas Roadhouse, Inc.	14,335	536,559
Time Warner, Inc.	7,540	659,071
Walt Disney Co./The	13,525	1,543,744
(Cost $18,629,066)		19,057,177

Consumer Staples — 4.2%
Coca-Cola Co./The	7,480	293,440
Coty, Inc.	16,155	516,475
CVS Health Corp.	12,340	1,294,219
Kimberly-Clark Corp.	3,650	386,791
Kroger Co./The	8,535	618,873
Procter & Gamble Co./The	7,905	618,487
Rite Aid Corp. (2)	57,870	483,215
Walgreens Boots Alliance, Inc.	9,290	784,448
Wal-Mart Stores, Inc.	31,650	2,244,935
(Cost $6,910,447)		7,240,883

Energy — 5.1%
Chevron Corp.	13,675	1,319,227
ConocoPhillips	8,955	549,927
Devon Energy Corp.	6,655	395,906
Exterran Holdings, Inc.	9,350	305,278
Exxon Mobil Corp.	34,480	2,868,735
Marathon Petroleum Corp.	9,650	504,792
Murphy Oil Corp.	6,265	260,436
Nabors Industries, Ltd.	35,435	511,327
Oil States International, Inc. (2)	13,175	490,505
Phillips 66	4,340	349,630
Superior Energy Services, Inc.	31,630	665,495
Tesoro Corp.	2,180	184,014
Valero Energy Corp.	8,260	517,076
(Cost $9,399,084)		8,922,348

Financials — 10.0%
American Equity Investment Life Holding Co.	20,020	540,140
Bank of America Corp.	23,395	398,183
Bank of New York Mellon Corp./The	12,705	533,229
Berkshire Hathaway, Inc. (2)	19,075	2,596,298
Citigroup, Inc.	34,075	1,882,303
Credit Acceptance Corp. (2)	1,290	317,572
Equity LifeStyle Properties, Inc. (3)	4,835	254,224
Erie Indemnity Co.	4,470	366,853
Essex Property Trust, Inc. (3)	1,365	290,063
Goldman Sachs Group, Inc./The	5,240	1,094,060
Hanover Insurance Group, Inc./The	7,605	562,998
Hartford Financial Services Group, Inc./The	7,750	322,168
Investment Technology Group, Inc.	7,655	189,844
Jones Lang LaSalle, Inc.	1,735	296,685
JPMorgan Chase & Co.	38,925	2,637,557
Kilroy Realty Corp. (3)	5,740	385,441
MetLife, Inc.	18,365	1,028,256
Moody's Corp.	3,575	385,957
Morgan Stanley	17,910	694,729
MSCI, Inc.	6,110	376,071
Prudential Financial, Inc.	7,740	677,405
Ryman Hospitality Properties, Inc. (3)	4,335	230,232
Voya Financial, Inc.	7,705	358,051
Wells Fargo & Co.	19,480	1,095,555
(Cost $16,681,066)		17,513,874

Healthcare — 15.6%
Abbott Laboratories	12,990	637,549
AbbVie, Inc.	11,200	752,528

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 15

Schedule of Investments
June 30, 2015 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Aetna, Inc.	10,330	1,316,662
Agilent Technologies, Inc.	10,120	390,430
AMAG Pharmaceuticals, Inc. (2)	7,255	501,030
AmerisourceBergen Corp.	4,395	467,364
Amgen, Inc.	8,910	1,367,863
Anacor Pharmaceuticals, Inc. (2)	7,275	563,303
Anthem, Inc.	7,705	1,264,699
Biogen, Inc. (2)	3,060	1,236,056
Bluebird Bio, Inc. (2)	2,720	457,966
Cardinal Health, Inc.	8,350	698,478
Celgene Corp. (2)	8,750	1,012,681
Chemed Corp. (4)	1,715	224,837
Cigna Corp.	4,950	801,900
Dyax Corp. (2)	20,730	549,345
Edwards Lifesciences Corp. (2)	1,885	268,481
Gilead Sciences, Inc.	15,785	1,848,108
HCA Holdings, Inc. (2)	6,275	569,268
Health Net, Inc./CA (2)	5,520	353,942
Hologic, Inc. (2)	16,635	633,128
Humana, Inc.	2,795	534,628
Johnson & Johnson	26,995	2,630,932
Magellan Health, Inc. (2)	3,350	234,735
McKesson Corp.	3,360	755,362
Merck & Co., Inc.	10,510	598,334
Molina Healthcare, Inc. (2)	3,145	221,094
Neurocrine Biosciences, Inc. (2)	11,735	560,464
Pfizer, Inc.	23,130	775,549
Quest Diagnostics, Inc.	4,965	360,062
Quintiles Transnational Holdings, Inc. (2)	5,640	409,520
Receptos, Inc. (2)	3,265	620,513
STERIS Corp.	3,005	193,642
Stryker Corp.	4,225	403,783
Surgical Care Affiliates, Inc. (2)	4,660	178,851
United Therapeutics Corp. (2)	2,640	459,228
UnitedHealth Group, Inc.	12,515	1,526,830
Universal Health Services, Inc.	3,885	552,059
VCA, Inc. (2)	6,825	371,314
(Cost $24,526,246)		27,302,518

Industrials — 4.5%
Alaska Air Group, Inc.	4,810	309,908
AMERCO	1,210	395,561
Avis Budget Group, Inc. (2)	8,415	370,933
BWX Technologies, Inc. (2)	11,935	391,468
General Dynamics Corp.	6,620	937,988
General Electric Co.	56,465	1,500,275
HD Supply Holdings, Inc. (2)	11,630	409,143
JetBlue Airways Corp. (2)	24,155	501,458
KAR Auction Services, Inc.	10,800	403,920
Quad/Graphics, Inc.	4,820	89,218
Southwest Airlines Co.	18,685	618,287
Stanley Black & Decker, Inc.	5,850	615,654
Verisk Analytics, Inc. (2)	5,190	377,624
Wabtec Corp./DE	4,995	470,729
West Corp.	13,095	394,160
(Cost $7,879,854)		7,786,326

Information Technology — 16.9%
Apple, Inc.	40,330	5,058,389
Brocade Communications Systems, Inc.	24,270	288,328
Cisco Systems, Inc.	59,595	1,636,479
DST Systems, Inc.	2,120	267,078
EarthLink Holdings Corp.	34,090	255,334
eBay, Inc. (2)	13,750	828,300
Electronic Arts, Inc. (2)	8,465	562,923
Ellie Mae, Inc. (2)	7,860	548,549
Facebook, Inc. (2)	3,155	270,589
Google, Inc. - Class C (2)	2,361	1,228,924
Google, Inc. - Class A (2)	3,170	1,711,927
Hewlett-Packard Co.	36,880	1,106,769
Infoblox, Inc. (2)	18,130	475,187
Intel Corp.	60,605	1,843,301
InterDigital, Inc./PA	6,760	384,576
International Business Machines Corp.	8,105	1,318,359
IXYS Corp.	12,245	187,349
j2 Global, Inc.	5,295	359,742
Jabil Circuit, Inc.	14,670	312,324
Lexmark International, Inc.	8,910	393,822
Micron Technology, Inc. (2)	25,365	477,877
Microsoft Corp.	69,755	3,079,683
NCR Corp. (2)	10,760	323,876
NVIDIA Corp.	22,890	460,318
Oracle Corp.	45,875	1,848,763
Paycom Software, Inc. (2)	14,280	487,662
Polycom, Inc. (2)	44,250	506,220
Synaptics, Inc. (2)	5,205	451,456
Tessera Technologies, Inc.	8,930	339,161
Texas Instruments, Inc.	18,040	929,240
Visa, Inc.	21,780	1,462,527
(Cost $27,518,928)		29,405,032

Materials — 0.6%
Ashland, Inc.	3,190	388,861
International Paper Co.	4,770	227,004

The accompanying notes are an integral part of these financial statements.

Page 16	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Mosaic Co./The	5,020	235,187
Newmont Mining Corp.	8,995	210,123
(Cost $1,093,915)		1,061,175

Telecommunication Services — 0.9%
Premiere Global Services, Inc. (2)	4,900	50,421
Verizon Communications, Inc.	32,085	1,495,482
(Cost $1,627,225)		1,545,903

Utilities — 0.2%
PG&E Corp.	3,360	164,976
Public Service Enterprise Group, Inc.	3,895	152,996
(Cost $334,955)		317,972

Total Common Stocks (Cost $114,600,786)		120,153,208

Registered Investment Companies — 10.4%
iShares China Large-Cap ETF (4)(9)	36,495	1,682,419
iShares MSCI EAFE ETF (9)	260,320	16,527,717
Total Registered Investment Companies (Cost $18,703,357)		18,210,136

Money Market Registered Investment Companies — 13.0%
Fidelity Institutional Money Market Portfolio, 0.14% (5)	2,255,623	2,255,623
Meeder Money Market Fund - Institutional Class, 0.11% (6)	20,400,301	20,400,301
Total Money Market Registered Investment Companies (Cost $22,655,924)		22,655,924

Bank Obligations — 0.4%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (7)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (7)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (7)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147
Total Investments — 92.7% (Cost $156,708,214)(1)		161,767,415
Other Assets less Liabilities — 7.3%		12,650,281
Total Net Assets — 100.0%		174,417,696

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	3,015	31,718
Meeder Balanced Fund	1,596	17,412
Meeder Dynamic Growth Fund	1,087	10,892
Meeder Muirfield Fund	3,407	23,917
Meeder Quantex Fund	1,542	54,016
Meeder Utilities & Infrastructure Fund	337	9,955
Total Trustee Deferred Compensation (Cost $107,868)		147,910

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2015, notional value $35,849,280	349	(493,942)
Total Futures Contracts	349	(493,942)

(1)	Cost for federal income tax purposes of $156,761,052 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,717,580
Unrealized depreciation	(3,658,378)
Net unrealized appreciation (depreciation)	$5,059,201

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 17

Schedule of Investments
June 30, 2015 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 69.5%
Consumer Discretionary — 10.7%
Aaron's, Inc.	11,590	419,674
Amazon.com, Inc. (2)	1,745	757,487
Asbury Automotive Group, Inc. (2)	3,825	346,622
AutoNation, Inc. (2)	4,645	292,542
AutoZone, Inc. (2)	530	353,457
Best Buy Co., Inc.	7,645	249,303
Brinker International, Inc.	4,505	259,713
Cinemark Holdings, Inc.	6,135	246,443
Cooper Tire & Rubber Co.	12,310	416,447
Cracker Barrel Old Country Store, Inc.	1,710	255,064
Deckers Outdoor Corp. (2)	4,490	323,145
Dick's Sporting Goods, Inc.	5,590	289,394
Foot Locker, Inc.	2,955	198,015
Ford Motor Co.	16,460	247,065
GameStop Corp. (4)	6,220	267,211
GNC Holdings, Inc.	4,045	179,922
Home Depot, Inc./The	5,860	651,222
Interpublic Group of Cos., Inc./The	14,895	287,027
Jack in the Box, Inc.	2,915	256,986
Kohl's Corp.	6,565	411,035
Lear Corp.	4,120	462,511
Leggett & Platt, Inc.	7,215	351,226
Lowe's Cos., Inc.	5,730	383,738
Marriott International, Inc./MD	4,135	307,603
Murphy USA, Inc. (2)	4,310	240,584
O'Reilly Automotive, Inc. (2)	1,465	331,061
Sally Beauty Holdings, Inc. (2)	5,995	189,322
Select Comfort Corp. (2)	8,295	249,431
Skechers U.S.A., Inc. (2)	1,670	183,349
Starz (2)	10,345	462,628
Target Corp.	4,425	361,213
Texas Roadhouse, Inc.	7,165	268,186
Time Warner, Inc.	4,640	405,582
(Cost $10,563,026)		10,904,208

Consumer Staples — 4.5%
Coca-Cola Co./The	20,735	813,434
Coty, Inc.	10,095	322,737
CVS Health Corp.	8,355	876,272
Kimberly-Clark Corp.	2,280	241,612
Rite Aid Corp. (2)	28,935	241,607
Spectrum Brands Holdings, Inc.	3,105	316,679
Walgreens Boots Alliance, Inc.	6,040	510,018
Wal-Mart Stores, Inc.	18,365	1,302,629
(Cost $4,502,415)		4,624,988

Energy — 5.4%
Chevron Corp.	7,295	703,749
ConocoPhillips	6,715	412,368
Delek US Holdings, Inc.	9,070	333,957
Exterran Holdings, Inc.	7,795	254,507
Exxon Mobil Corp.	20,685	1,720,992
Marathon Oil Corp.	6,950	184,453
Marathon Petroleum Corp.	2,960	154,838
Nabors Industries, Ltd.	17,720	255,700
Oil States International, Inc. (2)	6,590	245,346
Peabody Energy Corp. (4)	80,460	176,207
Phillips 66	3,005	242,083
Superior Energy Services, Inc.	21,250	447,100
Tesoro Corp.	1,620	136,744
Valero Energy Corp.	2,490	155,874
World Fuel Services Corp.	3,095	148,405
(Cost $6,372,126)		5,572,323

Financials — 10.2%
American Equity Investment Life Holding Co.	10,010	270,070
American Financial Group, Inc./OH	3,870	251,705
Bank of New York Mellon Corp./The	8,085	339,327
Berkshire Hathaway, Inc. (2)	11,430	1,555,737
Citigroup, Inc.	15,125	835,505
Credit Acceptance Corp. (2)	1,075	264,644
Equity LifeStyle Properties, Inc. (3)	4,835	254,224
Erie Indemnity Co. (2)	3,350	274,935
Essex Property Trust, Inc. (3)	1,140	242,250
Hanover Insurance Group, Inc./The	4,345	321,660
Hartford Financial Services Group, Inc./The	7,880	327,572
Investment Technology Group, Inc.	3,825	94,860
Jones Lang LaSalle, Inc.	1,445	247,095
JPMorgan Chase & Co.	21,350	1,446,676
Kilroy Realty Corp. (3)	3,585	240,733
MetLife, Inc.	4,780	267,632
Moody's Corp.	2,860	308,766
MSCI, Inc.	4,365	268,666
New Residential Investment Corp. (3)	20,150	307,086
Prudential Financial, Inc.	3,575	312,884
Ryman Hospitality Properties, Inc. (3)	4,770	253,335
Selective Insurance Group, Inc.	11,325	317,666
Vornado Realty Trust (3)	1,695	160,906
Voya Financial, Inc.	7,835	364,092
Wells Fargo & Co.	16,355	919,805
(Cost $10,049,805)		10,447,831

The accompanying notes are an integral part of these financial statements.

Page 18	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Healthcare — 14.7%
Abbott Laboratories	6,825	334,971
Aetna, Inc.	2,805	357,525
Agilent Technologies, Inc.	7,590	292,822
Akorn, Inc. (2)	6,070	265,016
AMAG Pharmaceuticals, Inc. (2)	4,355	300,756
AmerisourceBergen Corp.	3,250	345,605
Amgen, Inc.	5,345	820,564
Anacor Pharmaceuticals, Inc. (2)	4,365	337,982
Anthem, Inc.	1,915	314,328
Bluebird Bio, Inc. (2)	1,630	274,443
Cardinal Health, Inc.	3,350	280,228
Celgene Corp. (2)	4,380	506,919
Centene Corp. (2)	4,630	372,252
Chemed Corp. (4)	3,000	393,300
Cigna Corp.	1,900	307,800
Dyax Corp. (2)	12,440	329,660
Edwards Lifesciences Corp. (2)	2,290	326,165
Gilead Sciences, Inc.	9,230	1,080,648
HCA Holdings, Inc. (2)	2,620	237,686
Health Net, Inc./CA (2)	6,490	416,139
Hill-Rom Holdings, Inc.	5,855	318,102
Hologic, Inc.	11,090	422,085
Humana, Inc.	1,665	318,481
Magellan Health, Inc. (2)	4,230	296,396
McKesson Corp.	1,320	296,749
Merck & Co., Inc.	14,955	851,388
Molina Healthcare, Inc. (2)	3,465	243,590
Neurocrine Biosciences, Inc. (2)	7,040	336,230
PAREXEL International Corp. (2)	2,115	136,016
Pfizer, Inc.	24,735	829,365
Quest Diagnostics, Inc.	4,325	313,649
Quintiles Transnational Holdings, Inc. (2)	4,515	327,834
Receptos, Inc. (2)	1,960	372,498
STERIS Corp.	3,755	241,972
Stryker Corp.	3,170	302,957
United Therapeutics Corp. (2)	1,740	302,673
UnitedHealth Group, Inc.	2,990	364,780
Universal Health Services, Inc.	3,020	429,142
VCA, Inc. (2)	5,495	298,955
Zoetis, Inc.	2,020	97,404
(Cost $12,903,805)		14,995,075

Industrials — 5.0%
Alaska Air Group, Inc.	4,010	258,364
AMERCO	775	253,355
Avis Budget Group, Inc. (2)	12,620	556,290
BWX Technologies, Inc. (2)	8,955	293,724
General Dynamics Corp.	3,565	505,125
HD Supply Holdings, Inc. (2)	8,720	306,770
JetBlue Airways Corp. (2)	31,845	661,102
Matson, Inc.	5,023	211,167
Quad/Graphics, Inc.	2,410	44,609
Southwest Airlines Co.	10,270	339,834
Stanley Black & Decker, Inc.	2,575	270,993
United Continental Holdings, Inc. (2)	5,130	271,941
Verisk Analytics, Inc. (2)	4,150	301,954
Wabtec Corp./DE	5,995	564,969
West Corp.	7,815	235,232
(Cost $5,203,924)		5,075,429

Information Technology — 18.0%
Apple, Inc.	25,245	3,166,354
Broadridge Financial Solutions, Inc.	2,875	143,779
Brocade Communications Systems, Inc.	20,225	240,273
Cirrus Logic, Inc. (2)	14,800	503,644
Cisco Systems, Inc.	10,905	299,451
CoreLogic, Inc./United States (2)	7,740	307,201
DST Systems, Inc.	1,215	153,066
EarthLink Holdings Corp.	17,045	127,667
eBay, Inc. (2)	8,235	496,076
Electronic Arts, Inc. (2)	4,180	277,970
Ellie Mae, Inc. (2)	4,715	329,060
Fiserv, Inc. (2)	4,465	369,836
Google, Inc. - Class C (2)	1,604	834,898
Google, Inc. - Class A (2)	295	159,312
Hewlett-Packard Co.	20,215	606,652
Infoblox, Inc. (2)	9,065	237,594
Integrated Device Technology, Inc. (2)	11,225	243,583
Intel Corp.	28,535	867,892
InterDigital, Inc./PA	4,175	237,516
j2 Global, Inc.	5,385	365,857
Jabil Circuit, Inc.	14,915	317,540
Lexmark International, Inc.	6,625	292,825
Methode Electronics, Inc.	5,295	145,348
Micron Technology, Inc. (2)	12,280	231,355
Microsemi Corp. (2)	8,300	290,085
Microsoft Corp.	42,930	1,895,360
NCR Corp. (2)	8,965	269,847
NeuStar, Inc. (2)(4)	8,930	260,845
NVIDIA Corp.	15,520	312,107
OmniVision Technologies, Inc. (2)	9,360	245,185
Oracle Corp.	29,810	1,201,343
Paycom Software, Inc. (2)	8,565	292,495

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 19

Schedule of Investments
June 30, 2015 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Polycom, Inc. (2)	22,125	253,110
Synaptics, Inc. (2)	3,125	271,047
Synopsys, Inc. (2)	5,380	272,497
Tessera Technologies, Inc.	11,595	440,378
Texas Instruments, Inc.	4,510	232,310
Visa, Inc.	13,220	887,723
Western Union Co./The	17,865	363,195
(Cost $17,586,218)		18,442,276

Materials — 1.0%
Ashland, Inc.	2,345	285,856
International Paper Co.	4,625	220,104
Mosaic Co./The	3,350	156,948
Newmont Mining Corp.	14,620	341,523
(Cost $1,036,651)		1,004,431

Telecommunication Services — 0.0%
Premiere Global Services, Inc. (2)	2,450	25,211
(Cost $25,817)		25,211

Total Common Stocks (Cost $68,243,787)		71,091,772

Registered Investment Companies — 12.1%
iShares China Large-Cap ETF (4)(9)	22,805	1,051,311
iShares MSCI EAFE ETF (9)	177,315	11,257,729
Total Registered Investment Companies (Cost $12,651,696)		12,309,040

Money Market Registered Investment Companies — 10.1%
Fidelity Institutional Money Market Portfolio, 0.14% (5)	2,192,553	2,192,553
Meeder Money Market Fund - Institutional Class, 0.11% (6)	8,185,109	8,185,109
Total Money Market Registered Investment Companies (Cost $10,377,662)		10,377,662

Bank Obligations — 0.7%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (7)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (7)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (7)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147
Total Investments — 92.4% (Cost $92,021,292)(1)		94,526,621
Other Assets less Liabilities — 7.6%		7,760,373
Total Net Assets — 100.0%		102,286,994

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	1,669	17,558
Meeder Balanced Fund	902	9,841
Meeder Dynamic Growth Fund	598	5,992
Meeder Muirfield Fund	2,034	14,279
Meeder Quantex Fund	965	33,804
Meeder Utilities & Infrastructure Fund	187	5,524
Total Trustee Deferred Compensation (Cost $64,011)		86,998

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2015, notional value $17,462,400	170	(265,088)
E-mini Standard & Poors MidCap 400 Futures expiring September 2015, notional value $1,498,100	10	(1,780)
Total Futures Contracts	180	(266,868)

(1)	Cost for federal income tax purposes of $92,047,361 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,775,013
Unrealized depreciation	(3,269,684)
Net unrealized appreciation (depreciation)	$2,505,329

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 20	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 49.0%
Consumer Discretionary — 7.5%
Aaron's, Inc.	11,349	410,947
Amazon.com, Inc. (2)	2,908	1,262,333
Asbury Automotive Group, Inc. (2)	2,568	232,712
AutoNation, Inc. (2)	8,325	524,309
AutoZone, Inc. (2)	290	193,401
Best Buy Co., Inc.	13,700	446,757
Big Lots, Inc.	5,950	267,691
Brinker International, Inc.	7,510	432,952
Cinemark Holdings, Inc.	5,115	205,470
Cooper Tire & Rubber Co.	13,720	464,148
Cracker Barrel Old Country Store, Inc.	2,856	426,001
Deckers Outdoor Corp. (2)	4,320	310,910
Dick's Sporting Goods, Inc.	7,778	402,667
Dollar General Corp.	4,700	365,378
Foot Locker, Inc.	4,341	290,890
Ford Motor Co.	32,933	494,324
GameStop Corp. (4)	5,188	222,876
GNC Holdings, Inc.	5,942	264,300
Home Depot, Inc./The	7,516	835,253
Interpublic Group of Cos., Inc./The	14,870	286,545
Jack in the Box, Inc.	4,859	428,369
Kohl's Corp.	8,132	509,145
Lear Corp.	6,205	696,573
Leggett & Platt, Inc.	7,020	341,734
Lowe's Cos., Inc.	11,948	800,158
Marriott International, Inc./MD	5,250	390,548
Murphy USA, Inc. (2)	7,187	401,178
O'Reilly Automotive, Inc. (2)	2,625	593,198
Sally Beauty Holdings, Inc. (2)	8,804	278,030
Select Comfort Corp. (2)	13,832	415,928
Starz (2)	5,655	252,892
Target Corp.	10,585	864,054
Texas Roadhouse, Inc.	11,952	447,363
Time Warner, Inc.	6,303	550,945
Walt Disney Co./The	12,500	1,426,750
(Cost $16,269,085)		16,736,729

Consumer Staples — 3.6%
Coca-Cola Co./The	30,511	1,196,947
Coty, Inc.	14,825	473,955
CVS Health Corp.	14,845	1,556,944
Kimberly-Clark Corp.	3,938	417,310
Kroger Co./The	7,065	512,283
Procter & Gamble Co./The	9,730	761,275
Rite Aid Corp. (2)	48,249	402,879
Spectrum Brands Holdings, Inc.	2,900	295,771
Walgreens Boots Alliance, Inc.	6,130	517,617
Wal-Mart Stores, Inc.	26,090	1,850,564
(Cost $7,682,656)		7,985,545

Energy — 3.2%
Chevron Corp.	10,719	1,034,062
ConocoPhillips	4,564	280,275
Delek US Holdings, Inc.	4,556	167,752
Devon Energy Corp.	3,665	218,031
Exterran Holdings, Inc.	6,497	212,127
Exxon Mobil Corp.	30,610	2,546,751
Marathon Petroleum Corp.	8,230	430,511
Murphy Oil Corp.	4,545	188,936
Nabors Industries, Ltd.	25,038	361,298
Oil States International, Inc. (2)	9,310	346,611
Peabody Energy Corp. (4)	46,125	101,014
Phillips 66	3,455	278,335
Tesoro Corp.	1,801	152,022
Valero Energy Corp.	6,954	435,320
World Fuel Services Corp.	6,991	335,218
(Cost $7,638,486)		7,088,263

Financials — 7.0%
American Equity Investment Life Holding Co.	14,950	403,351
American Financial Group, Inc./OH	4,062	264,192
Bank of New York Mellon Corp./The	14,478	607,642
Berkshire Hathaway, Inc. (2)	15,250	2,075,678
Citigroup, Inc.	23,350	1,289,854
Credit Acceptance Corp. (2)	1,347	331,604
Equity LifeStyle Properties, Inc. (3)	4,145	217,944
Erie Indemnity Co.	2,525	207,227
Essex Property Trust, Inc. (3)	1,426	303,025
Goldman Sachs Group, Inc./The	5,125	1,070,049
Hanover Insurance Group, Inc./The	3,530	261,326
Hartford Financial Services Group, Inc./The	10,495	436,277
Investment Technology Group, Inc.	6,215	154,132
Jones Lang LaSalle, Inc.	1,809	309,339
JPMorgan Chase & Co.	31,728	2,149,888
Kilroy Realty Corp. (3)	3,098	208,031
MetLife, Inc.	14,174	793,602
Moody's Corp.	3,145	339,534
Morgan Stanley	18,170	704,814
MSCI, Inc.	5,135	316,059
New Residential Investment Corp. (3)	13,525	206,121
Prudential Financial, Inc.	8,797	769,913
Ryman Hospitality Properties, Inc. (3)	3,920	208,191

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 21

Schedule of Investments
June 30, 2015 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Selective Insurance Group, Inc.	7,601	213,208
Voya Financial, Inc.	10,440	485,147
Wells Fargo & Co.	23,485	1,320,796
(Cost $15,010,723)		15,646,944

Healthcare — 10.5%
Abbott Laboratories	7,335	360,002
AbbVie, Inc.	8,044	540,476
Aetna, Inc.	9,403	1,198,506
Agilent Technologies, Inc.	10,574	407,945
Akorn, Inc. (2)	6,670	291,212
AMAG Pharmaceuticals, Inc. (2)	6,058	418,365
AmerisourceBergen Corp.	3,610	383,887
Amgen, Inc.	5,710	876,599
Anacor Pharmaceuticals, Inc. (2)	6,075	470,387
Anthem, Inc.	6,592	1,082,011
Biogen, Inc. (2)	2,041	824,442
Bluebird Bio, Inc. (2)	2,271	382,368
Cardinal Health, Inc.	5,370	449,201
Celgene Corp. (2)	6,149	711,655
Chemed Corp. (4)	1,735	227,459
Cigna Corp.	3,320	537,840
Community Health Systems, Inc. (2)	6,010	378,450
Dyax Corp. (2)	17,305	458,583
Gilead Sciences, Inc.	15,819	1,852,089
HCA Holdings, Inc. (2)	6,145	557,474
Health Net, Inc./CA (2)	1,736	111,312
Hologic, Inc. (2)	12,000	456,720
Humana, Inc.	2,232	426,937
Johnson & Johnson	21,879	2,132,326
Magellan Health, Inc. (2)	3,745	262,412
McKesson Corp.	2,539	570,793
Merck & Co., Inc.	14,699	836,814
Molina Healthcare, Inc. (2)	4,080	286,824
Neurocrine Biosciences, Inc. (2)	9,798	467,952
Pfizer, Inc.	42,510	1,425,360
Quest Diagnostics, Inc.	4,805	348,459
Quintiles Transnational Holdings, Inc. (2)	4,960	360,146
Receptos, Inc. (2)	2,725	517,886
Stryker Corp.	4,415	421,942
United Therapeutics Corp. (2)	1,190	207,001
UnitedHealth Group, Inc.	9,015	1,099,830
Universal Health Services, Inc.	1,745	247,965
VCA, Inc. (2)	5,735	312,013
Zoetis, Inc.	10,598	511,036
(Cost $21,283,358)		23,412,679

Industrials — 3.3%
Alaska Air Group, Inc.	5,013	322,988
AMERCO	811	265,124
Avis Budget Group, Inc. (2)	11,485	506,259
BWX Technologies, Inc. (2)	12,469	408,983
Curtiss-Wright Corp.	3,170	229,635
FedEx Corp.	2,590	441,336
General Dynamics Corp.	4,260	603,599
General Electric Co.	34,003	903,460
HD Supply Holdings, Inc. (2)	12,147	427,331
JetBlue Airways Corp. (2)	35,485	736,669
KAR Auction Services, Inc.	6,310	235,994
Matson, Inc.	3,371	141,717
Quad/Graphics, Inc.	3,915	72,467
Southwest Airlines Co.	16,385	542,180
Stanley Black & Decker, Inc.	2,315	243,631
Verisk Analytics, Inc. (2)	4,565	332,149
Wabtec Corp./DE	6,507	613,220
West Corp.	8,202	246,880
(Cost $7,176,072)		7,273,622

Information Technology — 12.8%
Apple, Inc.	31,035	3,892,564
Brocade Communications Systems, Inc.	33,728	400,689
CDW Corp./DE	16,685	571,962
Cirrus Logic, Inc. (2)	9,510	323,625
Cisco Systems, Inc.	48,498	1,331,755
DST Systems, Inc.	3,820	481,244
EarthLink Holdings Corp.	27,690	207,398
eBay, Inc. (2)	12,335	743,060
EchoStar Corp. (2)	6,255	304,493
Electronic Arts, Inc. (2)	12,665	842,223
Ellie Mae, Inc. (2)	6,559	457,753
Fiserv, Inc. (2)	5,740	475,444
Google, Inc. - Class C (2)	2,070	1,077,456
Google, Inc. - Class A (2)	2,489	1,344,160
Hewlett-Packard Co.	26,838	805,408
Infoblox, Inc. (2)	12,810	335,750
Intel Corp.	57,155	1,738,369
InterDigital, Inc./PA	7,060	401,643
International Business Machines Corp.	6,339	1,031,102
j2 Global, Inc.	5,575	378,766
Jabil Circuit, Inc.	31,810	677,235
Lexmark International, Inc.	9,305	411,281
MAXIMUS, Inc.	3,999	262,854
Micron Technology, Inc. (2)	14,210	267,716
Microsoft Corp.	62,974	2,780,301

The accompanying notes are an integral part of these financial statements.

Page 22	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
NCR Corp. (2)	15,383	463,028
NeuStar, Inc. (2)(4)	9,615	280,854
NVIDIA Corp.	17,960	361,176
Oracle Corp.	44,670	1,800,201
Paycom Software, Inc. (2)	11,918	407,000
PMC-Sierra, Inc. (2)	22,910	196,110
Polycom, Inc. (2)	31,264	357,660
Skyworks Solutions, Inc.	4,136	430,558
Synaptics, Inc. (2)	4,345	376,864
Synopsys, Inc. (2)	5,643	285,818
Tessera Technologies, Inc.	8,320	315,994
Texas Instruments, Inc.	15,039	774,659
Western Union Co./The	28,526	579,934
Xerox Corp.	67,450	717,668
(Cost $27,062,274)		28,891,775

Materials — 0.6%
Ashland, Inc.	3,330	405,927
International Paper Co.	6,066	288,681
Mosaic Co./The	7,731	362,197
Newmont Mining Corp.	9,813	229,232
(Cost $1,322,560)		1,286,037

Telecommunication Services — 0.4%
Premiere Global Services, Inc.	3,980	40,954
Verizon Communications, Inc.	19,855	925,442
(Cost $1,014,726)		966,396

Utilities — 0.1%
Public Service Enterprise Group, Inc.	2,935	115,287
(Cost $120,573)		115,287

Total Common Stocks (Cost $104,580,513)		109,403,277

Registered Investment Companies — 38.0%
Baird Core Plus Bond Fund	270,965	2,986,040
Delaware Corporate Bond Fund	510,556	2,966,333
DoubleLine Total Return Bond Fund	836,335	9,122,715
Federated Bond Fund	978,058	9,037,254
Fidelity Capital & Income Fund	172,091	1,689,936
Goldman Sachs Emerging Markets Debt Fund	140,826	1,713,849
iShares 1-3 Year Treasury Bond ETF (9)	87,745	7,446,041
iShares 20+ Year Treasury Bond ETF (9)	45,780	5,377,319
iShares China Large-Cap ETF (4)(9)	34,470	1,589,067
iShares MSCI EAFE ETF (9)	244,892	15,548,193
Ivy High Income Fund	217,500	1,729,123
Metropolitan West Total Return Bond Fund	835,757	9,034,538
PIMCO Investment Grade Corporate Bond Fund	284,183	2,966,875
Prudential Total Return Bond Fund	626,267	8,886,731
Sentinel Total Return Bond Fund	280,284	2,931,770
TCW Emerging Markets Income Fund	214,457	1,682,413
Total Registered Investment Companies (Cost $86,673,003)		84,708,197

Money Market Registered Investment Companies — 7.7%
Fidelity Institutional Money Market Portfolio, 0.14% (5)	4,161,496	4,161,496
Meeder Money Market Fund - Institutional Class, 0.11% (6)	13,115,688	13,115,688
Total Money Market Registered Investment Companies (Cost $17,277,184)		17,277,184

Bank Obligations — 0.3%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (7)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (7)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (7)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147
Total Investments — 95.0% (Cost $209,278,847)(1)		212,136,805
Other Assets less Liabilities — 5.0%		11,250,091
Total Net Assets — 100.0%		223,386,896

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	2,835	29,824
Meeder Balanced Fund	1,540	16,801
Meeder Dynamic Growth Fund	1,017	10,190
Meeder Muirfield Fund	2,655	18,638
Meeder Quantex Fund	972	34,049
Meeder Utilities & Infrastructure Fund	318	9,394
Total Trustee Deferred Compensation (Cost $94,115)		118,896

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 23

Schedule of Investments
June 30, 2015 (unaudited)

Balanced Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2015, notional value $12,634,560	123	(188,978)
Total Futures Contracts	123	(188,978)

(1)	Cost for federal income tax purposes of $209,382,249 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,581,159
Unrealized depreciation	(4,723,201)
Net unrealized appreciation (depreciation)	$2,857,958

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 24	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 63.7%
Consumer Discretionary — 8.2%
AMC Networks, Inc. (2)	5,000	409,250
AutoNation, Inc. (2)	6,310	397,404
Best Buy Co., Inc.	10,335	337,024
Brinker International, Inc.	7,185	414,215
Cinemark Holdings, Inc.	7,360	295,651
Cooper Tire & Rubber Co.	11,790	398,856
Cracker Barrel Old Country Store, Inc.	2,140	319,202
CST Brands, Inc.	11,635	454,463
Dollar General Corp.	7,010	544,957
Ford Motor Co.	32,915	494,054
GameStop Corp. (4)	7,465	320,696
Interpublic Group of Cos., Inc./The	19,455	374,898
Jack in the Box, Inc.	3,440	303,270
Kohl's Corp.	8,635	540,637
Lear Corp.	5,080	570,281
Leggett & Platt, Inc.	9,490	461,973
Marriott International, Inc./MD	4,815	358,188
Murphy USA, Inc. (2)	5,120	285,798
O'Reilly Automotive, Inc. (2)	2,190	494,896
Sally Beauty Holdings, Inc. (2)	8,103	255,893
Starz (2)	7,570	338,530
Target Corp.	13,840	1,129,759
Time Warner, Inc.	4,640	405,582
(Cost $9,801,252)		9,905,477

Consumer Staples — 3.5%
Coty, Inc.	16,155	516,475
Kimberly-Clark Corp.	5,015	531,440
Rite Aid Corp. (2)	34,760	290,246
Spectrum Brands Holdings, Inc.	5,815	593,072
Tyson Foods, Inc.	13,380	570,389
Walgreens Boots Alliance, Inc.	3,610	304,828
Wal-Mart Stores, Inc.	20,220	1,434,205
(Cost $4,159,448)		4,240,655

Energy — 8.3%
Chevron Corp.	10,445	1,007,629
ConocoPhillips	9,935	610,108
Delek US Holdings, Inc.	17,145	631,279
Devon Energy Corp.	13,015	774,262
Exterran Holdings, Inc.	9,350	305,278
Exxon Mobil Corp.	27,075	2,252,639
Marathon Petroleum Corp.	12,190	637,659
Murphy Oil Corp.	11,345	471,612
Nabors Industries, Ltd.	20,705	298,773
Oil States International, Inc. (2)	10,135	377,326
Phillips 66	4,675	376,618
Superior Energy Services, Inc.	10,425	219,342
Tesoro Corp.	11,660	984,221
Valero Energy Corp.	8,640	540,864
Western Refining, Inc.	4,025	175,571
World Fuel Services Corp.	5,345	256,293
(Cost $10,444,162)		9,919,474

Financials — 14.7%
Alexandria Real Estate Equities, Inc. (3)	5,875	513,828
AmTrust Financial Services, Inc. (4)	5,105	334,429
Bank of New York Mellon Corp./The	6,930	290,852
Boston Properties, Inc. (3)	6,155	745,001
Citigroup, Inc.	18,850	1,041,274
Credit Acceptance Corp. (2)	2,615	643,761
Digital Realty Trust, Inc. (3)	11,370	758,152
Equity LifeStyle Properties, Inc. (3)	16,625	874,143
Equity One, Inc. (3)	21,375	498,893
Erie Indemnity Co.	5,510	452,206
Essex Property Trust, Inc. (3)	3,645	774,563
Goldman Sachs Group, Inc./The	3,040	634,722
Hanover Insurance Group, Inc./The	3,630	268,729
Hartford Financial Services Group, Inc./The	16,545	687,776
JPMorgan Chase & Co.	14,325	970,662
Kilroy Realty Corp. (3)	10,565	709,440
Kimco Realty Corp. (3)	20,800	468,832
Mid-America Apartment Communities, Inc. (3)	6,555	477,270
Moody's Corp.	5,290	571,108
Morgan Stanley	13,865	537,823
MSCI, Inc.	5,240	322,522
NASDAQ OMX Group, Inc./The	5,950	290,420
Popular, Inc. (2)	8,595	248,052
Retail Properties of America, Inc. (3)	46,970	654,292
Ryman Hospitality Properties, Inc. (3)	17,200	913,492
SL Green Realty Corp. (3)	2,475	271,978
Sunstone Hotel Investors, Inc. (3)	45,005	675,525
Travelers Cos., Inc./The	8,900	860,274
Vornado Realty Trust (3)	7,225	685,869
Voya Financial, Inc.	9,730	452,153
(Cost $17,614,177)		17,628,041

Healthcare — 10.0%
AbbVie, Inc.	7,564	508,225
Aetna, Inc.	2,305	293,795
AMAG Pharmaceuticals, Inc. (2)	4,445	306,972
AmerisourceBergen Corp.	2,990	317,957

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 25

Schedule of Investments
June 30, 2015 (unaudited)

Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Amsurg Corp. (2)	7,885	551,556
Anacor Pharmaceuticals, Inc. (2)	4,335	335,659
Anthem, Inc.	1,555	255,238
Centene Corp. (2)	4,530	364,212
Cigna Corp.	7,165	1,160,730
Gilead Sciences, Inc.	7,280	852,342
Health Net, Inc./CA (2)	5,000	320,600
Hologic, Inc. (2)	22,315	849,309
Humana, Inc.	2,290	438,031
Johnson & Johnson	9,990	973,625
Merck & Co., Inc.	13,165	749,483
Molina Healthcare, Inc. (2)	2,045	143,764
Pfizer, Inc.	16,460	551,904
Team Health Holdings, Inc. (2)	6,740	440,324
United Therapeutics Corp. (2)	1,175	204,391
UnitedHealth Group, Inc.	7,460	910,120
Universal Health Services, Inc.	3,510	498,771
VCA, Inc. (2)	12,430	676,254
Zoetis, Inc.	6,400	308,608
(Cost $9,886,042)		12,011,870

Industrials — 4.2%
Alaska Air Group, Inc.	4,810	309,908
BWX Technologies, Inc. (2)	5,970	195,816
FedEx Corp.	3,885	662,004
General Dynamics Corp.	5,605	794,172
KAR Auction Services, Inc.	13,180	492,932
Roper Technologies, Inc.	4,620	796,765
Southwest Airlines Co.	14,530	480,798
Stanley Black & Decker, Inc.	8,360	879,806
Verisk Analytics, Inc. (2)	5,535	402,727
(Cost $4,751,689)		5,014,928

Information Technology — 11.2%
Apple, Inc.	12,780	1,602,932
Broadridge Financial Solutions, Inc.	9,900	495,099
Brocade Communications Systems, Inc.	24,271	288,339
Cirrus Logic, Inc. (2)	5,950	202,479
Cisco Systems, Inc.	32,005	878,857
eBay, Inc. (2)	9,930	598,183
Electronic Arts, Inc. (2)	4,780	317,870
Fiserv, Inc. (2)	5,100	422,433
Harris Corp.	5,145	395,702
Hewlett-Packard Co.	29,310	879,593
Infoblox, Inc. (2)	11,040	289,358
Intel Corp.	31,970	972,368
j2 Global, Inc.	6,865	466,408
MAXIMUS, Inc.	3,050	200,477
Micron Technology, Inc. (2)	17,545	330,548
NeuStar, Inc. (2)(4)	19,400	566,674
NVIDIA Corp.	17,740	356,751
Oracle Corp.	32,680	1,317,004
Polycom, Inc. (2)	23,365	267,296
Synaptics, Inc. (2)	3,000	260,205
Tessera Technologies, Inc.	5,110	194,078
Texas Instruments, Inc.	9,160	471,832
Total System Services, Inc.	10,420	435,243
Visa, Inc.	13,995	939,764
Western Union Co./The	15,205	309,118
(Cost $13,324,972)		13,458,611

Materials — 2.5%
Ashland, Inc.	1,990	242,581
Bemis Co., Inc.	6,455	290,540
Celanese Corp.	7,445	535,147
CF Industries Holdings, Inc.	6,275	403,357
Commercial Metals Co.	15,365	247,069
Dow Chemical Co./The	4,735	242,290
International Paper Co.	14,510	690,531
Newmont Mining Corp.	15,400	359,744
(Cost $3,121,437)		3,011,259

Telecommunication Services — 0.6%
Verizon Communications, Inc.	16,020	746,692
(Cost $785,608)		746,692

Utilities — 0.5%
Vectren Corp.	15,865	610,485
(Cost $600,725)		610,485

Total Common Stocks (Cost $74,489,512)		76,547,492

Registered Investment Companies — 29.1%
Goldman Sachs Emerging Markets Equity Insights Fund	448,290	4,025,647
iShares MSCI EAFE ETF (9)	160,570	10,194,588
iShares MSCI Emerging Markets ETF (9)	257,425	10,199,179
Ivy International Core Equity Fund	422,143	7,746,327
Oppenheimer Developing Markets Fund	79,464	2,772,503
Total Registered Investment Companies (Cost $35,647,060)		34,938,244

The accompanying notes are an integral part of these financial statements.

Page 26	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 2.2%
Fidelity Institutional Money Market Portfolio, 0.14% (5)	1,241,073	1,241,073
Meeder Money Market Fund - Institutional Class, 0.11% (6)	1,456,766	1,456,766
Total Money Market Registered Investment Companies (Cost $2,697,839)		2,697,839

Bank Obligations — 0.6%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (7)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (7)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (7)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147
Total Investments — 95.6% (Cost $113,582,558)(1)		114,931,722
Other Assets less Liabilities — 4.4%		5,290,818
Total Net Assets — 100.0%		120,222,540

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	2,425	25,511
Meeder Balanced Fund	1,318	14,379
Meeder Dynamic Growth Fund	871	8,727
Meeder Muirfield Fund	2,282	16,020
Meeder Quantex Fund	833	29,180
Meeder Utilities & Infrastructure Fund	272	8,035
Total Trustee Deferred Compensation (Cost $80,835)		101,852

Strategic Growth Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2015, notional value $3,287,040	32	(93,200)
Russell 2000 Mini Index Futures expiring September 2015, notional value $3,376,080	27	(25,544)
E-mini Standard & Poors MidCap 400 Futures expiring September 2015, notional value $1,947,530	13	(20,921)
Total Futures Contracts	72	(139,665)

(1)	Cost for federal income tax purposes of $114,443,915 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,411,082
Unrealized depreciation	(4,061,918)
Net unrealized appreciation (depreciation)	$1,349,164

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 27

Schedule of Investments
June 30, 2015 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — 39.2%
Consumer Discretionary — 6.5%
Aaron's, Inc.	4,235	153,349
AutoZone, Inc. (2)	225	150,053
Best Buy Co., Inc. (5)	5,035	164,191
Cinemark Holdings, Inc.	2,925	117,497
Cooper Tire & Rubber Co. (5)	5,845	197,736
Dick's Sporting Goods, Inc.	2,795	144,697
Foot Locker, Inc.	2,395	160,489
Ford Motor Co.	14,155	212,467
GNC Holdings, Inc.	3,280	145,894
Houghton Mifflin Harcourt Co. (2)	9,765	246,078
Interpublic Group of Cos., Inc./The	9,190	177,091
Kohl's Corp.	2,725	170,612
Lear Corp. (5)	1,070	120,118
Leggett & Platt, Inc. (5)	4,640	225,875
Regis Corp. (2)(5)	12,425	195,818
Sally Beauty Holdings, Inc. (2)	4,860	153,479
Starz (2)	6,065	271,227
Time Warner, Inc.	2,320	202,791
(Cost $3,183,729)		3,209,462

Consumer Staples — 2.1%
Coty, Inc.	5,985	191,340
CVS Health Corp. (5)	1,965	206,089
Kimberly-Clark Corp.	1,955	207,171
Kroger Co./The (5)	2,690	195,052
Spectrum Brands Holdings, Inc.	2,145	218,769
(Cost $965,168)		1,018,421

Energy — 1.6%
Murphy Oil Corp. (5)	4,425	183,947
Nabors Industries, Ltd.	8,860	127,850
Oil States International, Inc. (2)	3,295	122,673
Valero Energy Corp. (5)	5,930	371,218
(Cost $813,692)		805,688

Financials — 6.9%
American Financial Group, Inc./OH	1,780	115,771
Bank of New York Mellon Corp./The	4,605	193,272
Citigroup, Inc.	7,415	409,604
Equity LifeStyle Properties, Inc. (3)(5)	4,870	256,065
Erie Indemnity Co. (5)	3,045	249,903
Essex Property Trust, Inc. (3)	910	193,375
Everest Re Group, Ltd. (5)	1,560	283,936
Hanover Insurance Group, Inc./The (5)	3,820	282,795
Hartford Financial Services Group, Inc./The	6,405	266,256
Kilroy Realty Corp. (3)	2,875	193,056
MetLife, Inc.	3,660	204,923
Prudential Financial, Inc.	2,560	224,051
Selective Insurance Group, Inc. (5)	9,895	277,555
Voya Financial, Inc.	5,975	277,658
(Cost $3,461,047)		3,428,220

Healthcare — 9.6%
Aetna, Inc.	1,885	240,262
Affymetrix, Inc. (2)(5)	18,420	201,146
Agilent Technologies, Inc.	3,795	146,411
AMAG Pharmaceuticals, Inc. (2)	2,175	150,206
Amgen, Inc.	2,045	313,948
Anacor Pharmaceuticals, Inc. (2)	2,185	169,185
Anthem, Inc.	1,380	226,513
Bluebird Bio, Inc. (2)	815	137,222
Celgene Corp. (2)	1,670	193,277
Cigna Corp.	1,590	257,580
Community Health Systems, Inc. (2)(5)	1,970	124,051
Dyax Corp. (2)	6,220	164,830
Gilead Sciences, Inc. (5)	1,965	230,062
HCA Holdings, Inc. (2)(5)	2,735	248,119
Hologic, Inc. (2)(5)	3,345	127,311
LifePoint Health, Inc. (2)(5)	3,035	263,893
Molina Healthcare, Inc. (2)(5)	4,005	281,552
Neurocrine Biosciences, Inc. (2)	3,520	168,115
Receptos, Inc. (2)	980	186,249
Stryker Corp.	2,115	202,131
United Therapeutics Corp. (2)	1,175	204,391
Universal American Corp./NY (2)	22,795	230,685
Universal Health Services, Inc.	890	126,469
VCA, Inc. (2)	2,320	126,220
(Cost $4,258,575)		4,719,828

Industrials — 3.2%
AMERCO	625	204,319
BWX Technologies, Inc. (2)	4,475	146,780
Hawaiian Holdings, Inc. (2)(5)	7,745	183,944
HD Supply Holdings, Inc. (2)	4,360	153,385
KAR Auction Services, Inc. (5)	5,920	221,408
Stanley Black & Decker, Inc.	1,195	125,762
United Continental Holdings, Inc. (2)(5)	5,130	271,941
Wabtec Corp./DE	2,995	282,249
(Cost $1,667,066)		1,589,788

Information Technology — 8.8%
Apple, Inc. (5)	6,415	804,600
Electronic Arts, Inc. (2)(5)	2,675	177,888

The accompanying notes are an integral part of these financial statements.

Page 28	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Ellie Mae, Inc. (2)	2,355	164,355
Fiserv, Inc. (2)	4,465	369,836
Global Payments, Inc. (5)	2,335	241,556
Infoblox, Inc. (2)	4,530	118,731
Intel Corp. (5)	10,575	321,639
InterDigital, Inc./PA	2,535	144,216
j2 Global, Inc. (5)	3,420	232,355
Jabil Circuit, Inc. (5)	9,920	211,197
Lexmark International, Inc.	3,340	147,628
Microsemi Corp. (2)(5)	7,420	259,329
NVIDIA Corp.	8,870	178,376
Paycom Software, Inc. (2)	4,285	146,333
Polycom, Inc. (2)	11,060	126,526
Sykes Enterprises, Inc. (2)(5)	8,860	214,855
Synaptics, Inc. (2)	1,560	135,307
Tessera Technologies, Inc. (5)	5,535	210,219
Western Union Co./The (5)	11,715	238,166
(Cost $4,324,135)		4,443,112

Materials — 0.5%
Ashland, Inc.	1,195	145,671
Newmont Mining Corp.	4,880	113,997
(Cost $265,666)		259,668

Total Common Stocks - Long (Cost $18,939,078)		19,474,187

Registered Investment Companies — 10.7%
iShares China Large Cap ETF (8)	10,640	490,504
iShares MSCI EAFE ETF (5)(8)	75,970	4,823,335
Total Registered Investment Companies (Cost $5,457,258)		5,313,839

Money Market Registered Investment Companies — 23.1%
Meeder Money Market Fund - Institutional Class, 0.11% (6)	11,448,418	11,448,418
Total Money Market Registered Investment Companies (Cost $11,448,418)		11,448,418
Total Investments - Long — 73.0% (Cost $35,844,754)(1)		36,236,444
Total Securities Sold Short — (23.8%) (Proceeds Received ($11,796,385))		(11,805,350)
Other Assets less Liabilities — 50.8%		25,224,207
Total Net Assets — 100.0%		49,655,301

Common Stocks - Short — (23.8%)
Consumer Discretionary — (3.5%)
Chipotle Mexican Grill, Inc. (2)(4)	(200)	(120,998)
Chuy's Holdings, Inc. (2)(4)	(4,135)	(110,777)
Dixie Group, Inc./The (2)(4)	(7,830)	(82,215)
Dorman Products, Inc. (2)(4)	(2,705)	(128,920)
Dunkin' Brands Group, Inc. (4)	(1,345)	(73,975)
Five Below, Inc. (2)(4)	(2,575)	(101,790)
HSN, Inc. (4)	(1,155)	(81,069)
Lions Gate Entertainment Corp. (4)	(1,940)	(71,877)
Meritage Homes Corp. (2)(4)	(2,140)	(100,773)
National Semiconductor (2)(4)	(5,115)	(85,932)
Polaris Industries, Inc. (4)	(885)	(131,077)
Tesla Motors, Inc. (2)(4)	(320)	(85,843)
Tupperware Brands Corp. (4)	(1,895)	(122,303)
UCP, Inc. (2)(4)	(11,100)	(84,138)
Under Armour, Inc. (2)(4)	(1,630)	(136,007)
Vince Holding Corp. (2)(4)	(2,840)	(34,023)
Winnebago Industries, Inc. (4)	(4,720)	(111,345)
Wynn Resorts, Ltd. (4)	(995)	(98,177)
(Proceeds Received ($1,759,506))		(1,761,239)

Consumer Staples — (0.7%)
Keurig Green Mountain, Inc. (4)	(635)	(48,660)
Limoneira Co. (4)	(4,250)	(94,478)
Philip Morris International, Inc. (4)	(775)	(62,132)
Sprouts Farmers Market, Inc. (2)(4)	(1,750)	(47,215)
WhiteWave Foods Co./The (2)(4)	(1,685)	(82,363)
(Proceeds Received ($380,613))		(334,848)

Energy — (1.9%)
Bonanza Creek Energy, Inc. (2)(4)	(2,920)	(53,290)
Cheniere Energy, Inc. (2)(4)	(1,625)	(112,548)
Concho Resources, Inc. (2)(4)	(685)	(77,994)
Diamondback Energy, Inc. (2)(4)	(1,505)	(113,447)
Oasis Petroleum, Inc. (2)(4)	(5,775)	(91,534)
ONEOK, Inc. (4)	(1,780)	(70,274)
Pioneer Natural Resources Co. (4)	(410)	(56,863)
Rice Energy, Inc. (2)(4)	(4,470)	(93,110)
Stone Energy Corp. (2)(4)	(5,880)	(74,029)
Whiting Petroleum Corp. (2)(4)	(2,375)	(79,800)
Williams Cos., Inc./The (4)	(2,485)	(142,613)
(Proceeds Received ($1,014,294))		(965,502)

Financials — (6.0%)
Artisan Partners Asset Management, Inc. (4)	(1,345)	(62,489)
BankUnited, Inc. (4)	(2,415)	(86,771)

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 29

Schedule of Investments
June 30, 2015 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
BofI Holding, Inc. (2)(4)	(970)	(102,539)
CBOE Holdings, Inc. (4)	(1,325)	(75,817)
CIT Group, Inc. (4)	(2,745)	(127,615)
Cousins Properties, Inc. (3)(4)	(12,005)	(124,612)
Crown Castle International Corp. (3)(4)	(730)	(58,619)
Cullen/Frost Bankers, Inc. (4)	(1,145)	(89,974)
Eaton Vance Corp. (4)	(1,935)	(75,717)
Encore Capital Group, Inc. (2)(4)	(1,900)	(81,206)
Financial Engines, Inc. (4)	(2,945)	(125,104)
First Cash Financial Services, Inc. (2)(4)	(2,580)	(117,622)
Gaming and Leisure Properties, Inc. (3)(4)	(3,360)	(123,177)
Government Properties Income Trust (3)(4)	(5,205)	(96,553)
Greenhill & Co., Inc. (4)	(2,000)	(82,660)
HCP, Inc. (3)(4)	(2,700)	(98,469)
Howard Hughes Corp./The (2)(4)	(430)	(61,722)
Kennedy-Wilson Holdings, Inc. (4)	(2,570)	(63,196)
LTC Properties, Inc. (3)(4)	(2,850)	(118,560)
New York Community Bancorp, Inc. (4)	(4,525)	(83,170)
Paramount Group, Inc. (3)(4)	(4,240)	(72,758)
Parkway Properties, Inc./Md (3)(4)	(4,450)	(77,608)
People's United Financial, Inc. (4)	(8,250)	(133,733)
Plum Creek Timber Co., Inc. (3)(4)	(1,885)	(76,474)
Potlatch Corp. (3)(4)	(1,600)	(56,512)
PRA Group, Inc. (2)(4)	(1,500)	(93,465)
Renasant Corp. (4)	(2,690)	(87,694)
St Joe Co./The (2)(4)	(7,175)	(111,428)
Starwood Waypoint Residential Trust (3)(4)	(2,470)	(58,687)
T Rowe Price Group, Inc. (4)	(950)	(73,844)
Virtus Investment Partners, Inc. (4)	(645)	(85,301)
Washington Federal, Inc. (4)	(3,865)	(90,248)
WP Carey, Inc. (3)(4)	(940)	(55,404)
(Proceeds Received ($2,919,147))		(2,928,748)

Healthcare — (3.0%)
Akebia Therapeutics, Inc. (2)(4)	(12,035)	(123,840)
Alexion Pharmaceuticals, Inc. (2)(4)	(625)	(112,981)
athenahealth, Inc. (2)(4)	(850)	(97,393)
BioDelivery Sciences International, Inc. (2)(4)	(10,570)	(84,137)
Epizyme, Inc. (2)(4)	(5,505)	(132,120)
Intercept Pharmaceuticals, Inc. (2)(4)	(260)	(62,759)
OvaScience, Inc. (2)(4)	(2,595)	(75,073)
Pacira Pharmaceuticals, Inc./DE (2)(4)	(1,300)	(91,936)
Puma Biotechnology, Inc. (2)(4)	(330)	(38,528)
Regeneron Pharmaceuticals, Inc. (2)(4)	(225)	(114,779)
Revance Therapeutics, Inc. (2)(4)	(4,480)	(143,269)
Seattle Genetics, Inc. (2)(4)	(2,690)	(130,196)
Ultragenyx Pharmaceutical, Inc. (2)(4)	(1,605)	(164,336)
Veracyte, Inc. (2)(4)	(11,325)	(126,161)
(Proceeds Received ($1,388,529))		(1,497,508)

Industrials — (3.4%)
Donaldson Co., Inc. (4)	(1,655)	(59,249)
Fastenal Co. (4)	(2,250)	(94,905)
Generac Holdings, Inc. (2)(4)	(1,895)	(75,326)
Huron Consulting Group, Inc. (2)(4)	(2,055)	(144,034)
Kirby Corp. (2)(4)	(815)	(62,478)
Landstar System, Inc. (4)	(1,255)	(83,922)
Manitowoc Co., Inc./The (4)	(4,370)	(85,652)
Mobile Mini, Inc. (4)	(3,340)	(140,414)
MRC Global, Inc. (2)(4)	(6,850)	(105,764)
MSC Industrial Direct Co., Inc. (4)	(860)	(60,002)
Powell Industries, Inc. (4)	(2,905)	(102,169)
Precision Castparts Corp. (4)	(290)	(57,962)
Proto Labs, Inc. (2)(4)	(880)	(59,382)
PSINET, Inc. (2)(4)	(1,520)	(82,110)
Roadrunner Transportation Systems, Inc. (2)(4)	(3,620)	(93,396)
Rush Enterprises, Inc. (2)(4)	(4,575)	(119,911)
Saia, Inc. (2)(4)	(1,925)	(75,633)
Stock Building Supply Holdings, Inc. (2)(4)	(5,275)	(103,126)
WW Grainger, Inc. (4)	(265)	(62,712)
(Proceeds Received ($1,642,020))		(1,668,147)

Information Technology — (2.7%)
Benefitfocus, Inc. (2)(4)	(2,690)	(117,957)
CoStar Group, Inc. (2)(4)	(400)	(80,504)
Cree, Inc. (2)(4)	(2,125)	(55,314)
FARO Technologies, Inc. (2)(4)	(2,340)	(109,278)
FireEye, Inc. (2)(4)	(1,850)	(90,484)
Interactive Intelligence Group, Inc. (2)(4)	(1,755)	(78,045)
KLA-Tencor Corp. (4)	(1,015)	(57,053)
Marketo, Inc. (2)(4)	(3,050)	(85,583)
Pandora Media, Inc. (2)(4)	(6,800)	(105,672)
Ruckus Wireless, Inc. (2)(4)	(8,970)	(92,750)
Shutterstock, Inc. (2)(4)	(1,380)	(80,923)
SunEdison, Inc. (2)(4)	(3,690)	(110,368)
SunPower Corp. (2)(4)	(2,925)	(83,099)
Ubiquiti Networks, Inc. (4)	(3,195)	(101,968)
Yelp, Inc. (2)(4)	(1,690)	(72,721)
(Proceeds Received ($1,319,928))		(1,321,719)

The accompanying notes are an integral part of these financial statements.

Page 30	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Materials — (1.0%)
Deltic Timber Corp. (4)	(1,250)	(84,550)
Flotek Industries, Inc. (2)(4)	(4,720)	(59,142)
FMC Corp. (4)	(1,015)	(53,338)
Freeport-McMoRan, Inc. (4)	(7,005)	(130,433)
TimkenSteel Corp. (4)	(4,725)	(127,528)
W.R. Grace & Co. (2)(4)	(635)	(63,691)
(Proceeds Received ($532,229))		(518,682)

Telecommunication Services — (0.5%)
AT&T, Inc. (4)	(1,950)	(69,264)
Cogent Communications Holdings, Inc. (4)	(1,730)	(58,543)
Sprint Corp. (2)(4)	(26,005)	(118,583)
(Proceeds Received ($253,596))		(246,390)

Utilities — (1.1%)
Empire District Electric Co./The (4)	(3,380)	(73,684)
Great Plains Energy, Inc. (4)	(4,835)	(116,814)
ITC Holdings Corp. (4)	(1,720)	(55,350)
MDU Resources Group, Inc. (4)	(5,910)	(115,422)
OGE Energy Corp. (4)	(3,390)	(96,852)
TerraForm Power, Inc. (4)	(2,750)	(104,445)
(Proceeds Received ($586,523))		(562,567)

Total Common Stocks — Short (Proceeds Received ($11,796,385))		(11,805,350)

Total Securities Sold Short (Proceeds Received ($11,796,385))		(11,805,350)

Trustee Deferred Compensation (7)
Meeder Aggressive Growth Fund	17	179
Meeder Balanced Fund	10	109
Meeder Dynamic Growth Fund	6	60
Meeder Muirfield Fund	16	112
Meeder Quantex Fund	4	140
Meeder Utilities & Infrastructure Fund	2	59
Total Trustee Deferred Compensation (Cost $701)		659

Spectrum Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2015, notional value $21,160,320	206	(301,589)
Russell 2000 Mini Index Futures expiring September 2015, notional value $750,240	6	(5,882)
E-mini Standard & Poors MidCap 400 Futures expiring September 2015, notional value $9,438,030	63	(178,627)
Total Futures Contracts	275	(486,098)

(1)	Cost for federal income tax and financial reporting purposes are the same.

Unrealized appreciation	$1,699,974
Unrealized depreciation	(1,317,249)
Net unrealized appreciation (depreciation)	$382,725

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	Short position.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2015 was $11,419,653.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 31

Schedule of Investments
June 30, 2015 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 83.7%
Consumer Discretionary — 14.1%
Abercrombie & Fitch Co. (4)	22,005	473,328
AutoNation, Inc. (2)	10,435	657,196
Big Lots, Inc.	15,750	708,593
Cablevision Systems Corp. (4)	30,540	731,128
Darden Restaurants, Inc.	10,750	764,110
Fossil Group, Inc. (2)	5,690	394,658
GameStop Corp. (4)	16,405	704,759
Goodyear Tire & Rubber Co./The	22,060	665,109
Guess?, Inc.	29,900	573,183
Hasbro, Inc.	11,460	857,093
International Speedway Corp.	19,915	730,283
JC Penney Co., Inc. (2)(4)	97,270	823,877
Leggett & Platt, Inc.	14,795	720,221
MDC Holdings, Inc. (4)	23,810	713,586
New York Times Co./The	47,680	650,832
Rent-A-Center, Inc./TX	17,355	492,014
(Cost $9,028,293)		10,659,970

Consumer Staples — 3.2%
Avon Products, Inc.	67,125	420,203
Dean Foods Co.	32,525	525,929
Post Holdings, Inc. (2)	15,045	811,377
Tootsie Roll Industries, Inc. (4)	21,182	684,390
(Cost $2,726,310)		2,441,899

Energy — 10.9%
Atwood Oceanics, Inc.	22,220	587,497
California Resources Corp.	100,030	604,181
CARBO Ceramics, Inc. (4)	19,040	792,635
CONSOL Energy, Inc.	18,645	405,342
Denbury Resources, Inc.	77,530	493,091
Diamond Offshore Drilling, Inc. (4)	17,170	443,158
Ensco PLC	21,045	468,672
Helmerich & Payne, Inc.	9,345	658,075
Newfield Exploration Co. (2)	23,240	839,429
Noble Corp. plc	38,040	585,436
Peabody Energy Corp. (4)	81,435	178,343
QEP Resources, Inc.	31,170	576,957
Tidewater, Inc. (4)	19,445	441,985
Transocean, Ltd. (4)	42,175	679,861
Unit Corp. (2)	18,485	501,313
(Cost $10,315,585)		8,255,975

Financials — 14.8%
Alexander & Baldwin, Inc.	15,765	621,141
Apartment Investment & Management Co. (3)	16,965	626,517
Assurant, Inc.	9,210	617,070
Astoria Financial Corp.	47,180	650,612
Cathay General Bancorp	24,635	799,406
Cincinnati Financial Corp.	12,160	610,189
Comerica, Inc.	13,455	690,511
Huntington Bancshares, Inc./OH	59,915	677,639
International Bancshares Corp.	23,750	638,163
Kemper Corp.	17,460	673,083
Legg Mason, Inc.	11,810	608,569
Leucadia National Corp.	26,335	639,414
Mack-Cali Realty Corp. (3)	33,065	609,388
NASDAQ OMX Group, Inc./The	13,140	641,363
Torchmark Corp.	11,637	677,506
Trustmark Corp.	25,685	641,611
Wells Fargo & Co. Preferred (2)	1	—
Zions Bancorporation	22,110	701,661
(Cost $9,440,100)		11,123,843

Healthcare — 6.2%
DENTSPLY International, Inc.	11,835	610,094
Halyard Health, Inc. (2)	13,865	561,533
HMS Holdings Corp. (2)	29,815	511,924
Patterson Cos., Inc.	13,105	637,558
PerkinElmer, Inc.	14,410	758,542
Tenet Healthcare Corp. (2)	12,437	719,854
Thoratec Corp. (2)	19,415	865,326
(Cost $3,915,339)		4,664,831

Industrials — 14.5%
ADT Corp./The	17,395	583,950
Allegion PLC	11,365	683,491
Dun & Bradstreet Corp./The	5,210	635,620
Expeditors International of Washington, Inc.	14,130	651,464
Flowserve Corp.	10,540	555,036
FTI Consulting, Inc. (2)	16,315	672,831
Granite Construction, Inc.	16,575	588,578
Harsco Corp.	33,365	550,523
Herman Miller, Inc.	21,415	619,536
Jacobs Engineering Group, Inc. (2)	14,100	572,742
Joy Global, Inc.	13,550	490,510
MSA Safety, Inc.	11,870	575,814
Pitney Bowes, Inc.	25,860	538,147
Quanta Services, Inc. (2)	22,200	639,803
Robert Half International, Inc.	10,800	599,400
Ryder System, Inc.	6,785	592,805

The accompanying notes are an integral part of these financial statements.

Page 32	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Snap-on, Inc.	4,610	734,143
Xylem, Inc./NY	16,560	613,879
(Cost $10,215,084)		10,898,272

Information Technology — 11.1%
Acxiom Corp. (2)	31,095	546,650
Convergys Corp.	30,945	788,788
FLIR Systems, Inc.	19,505	601,145
Intersil Corp.	43,565	544,998
Itron, Inc. (2)	14,905	513,328
Knowles Corp. (2)(4)	26,770	484,537
NeuStar, Inc. (2)(4)	22,675	662,336
Polycom, Inc. (2)	46,690	534,134
Semtech Corp. (2)	22,865	453,870
Silicon Laboratories, Inc. (2)	13,240	715,092
Teradata Corp. (2)	14,430	533,910
Total System Services, Inc.	18,560	775,251
VeriSign, Inc. (2)	11,060	682,623
Vishay Intertechnology, Inc.	44,550	520,344
(Cost $8,529,311)		8,357,006

Materials — 5.8%
Airgas, Inc.	5,475	579,146
Avery Dennison Corp.	12,150	740,421
Commercial Metals Co.	38,690	622,135
International Flavors & Fragrances, Inc.	6,220	679,784
Martin Marietta Materials, Inc.	4,395	621,936
Owens-Illinois, Inc. (2)	23,355	535,764
Worthington Industries, Inc.	20,950	629,757
(Cost $4,074,309)		4,408,943

Utilities — 3.1%
AGL Resources, Inc.	12,750	593,640
ONE Gas, Inc.	15,295	650,955
Pinnacle West Capital Corp.	9,225	524,810
TECO Energy, Inc.	30,765	543,310
(Cost $2,337,501)		2,312,715

Total Common Stocks (Cost $60,581,832)		63,123,454

Money Market Registered Investment Companies — 19.8%
Fidelity Institutional Money Market Portfolio, 0.14% (5)	7,123,016	7,123,016
Meeder Money Market Fund - Institutional Class, 0.11% (6)	7,822,471	7,822,471
Total Money Market Registered Investment Companies (Cost $14,945,487)		14,945,487

Bank Obligations — 1.0%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (7)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (7)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (7)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147
Total Investments — 104.5% (Cost $76,275,466)(1)		78,817,088
Liabilities less Other Assets — (4.5%)		(3,391,385)
Total Net Assets — 100.0%		75,425,703

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	1,245	13,097
Meeder Balanced Fund	673	7,342
Meeder Dynamic Growth Fund	445	4,459
Meeder Muirfield Fund	2,245	15,760
Meeder Quantex Fund	1,329	46,555
Meeder Utilities & Infrastructure Fund	140	4,136
Total Trustee Deferred Compensation (Cost $61,689)		91,349

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 33

Schedule of Investments
June 30, 2015 (unaudited)

Quantex Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
E-mini Standard & Poors MidCap 400 Futures expiring September 2015, notional value $11,834,990	79	(225,325)
Total Futures Contracts	79	(225,325)

(1)	Cost for federal income tax purposes of $76,337,609 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,697,884
Unrealized depreciation	(5,156,262)
Net unrealized appreciation (depreciation)	$2,541,622

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 34	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Utilities & Infrastructure Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 97.4%
Electric Utility — 18.0%
AES Corp.	132,960	1,763,050
Covanta Holding Corp.	66,271	1,404,283
General Electric Co.	50,154	1,332,592
ITC Holdings Corp.	63,003	2,027,437
MDU Resources Group, Inc.	119,126	2,326,531
Sempra Energy	13,883	1,373,584
(Cost $10,092,099)		10,227,477

Natural Gas Distribution — 11.3%
Energy Transfer Equity, L.P.	32,942	2,113,888
MarkWest Energy Partners, L.P.	18,022	1,016,080
National Grid PLC - ADR (3)	13,608	878,669
ONEOK, Inc.	17,885	706,100
Williams Cos., Inc./The	31,067	1,782,935
(Cost $3,448,843)		6,497,672

Oil Exploration & Production — 2.0%
EQT Corp.	13,967	1,136,076
(Cost $810,759)		1,136,076

Pipelines — 13.3%
Enterprise Products Partners, L.P.	61,700	1,844,213
Kinder Morgan, Inc.	66,303	2,545,304
National Fuel Gas Co.	22,224	1,308,771
Questar Corp.	48,844	1,021,328
Spectra Energy Corp.	25,173	820,640
(Cost $6,342,789)		7,540,256

Telecommunication Services — 25.8%
American Tower Corp. (4)	18,127	1,691,068
Arris, Group Inc. (2)	34,274	1,048,784
AT&T, Inc.	45,903	1,630,475
BCE, Inc.	20,335	864,237
Corning, Inc.	92,860	1,832,128
QUALCOMM, Inc.	21,501	1,346,608
Telefonaktiebolaget LM Ericsson - ADR (3)	100,337	1,047,518
Telephone & Data Systems, Inc.	68,712	2,020,133
T-Mobile US, Inc. (2)	36,108	1,399,907
Verizon Communications, Inc.	26,699	1,244,440
Vodafone Group PLC - ADR (3)	13,110	477,860
(Cost $13,306,649)		14,603,158

Utility Services — 19.9%
Cummins, Inc.	9,339	1,225,183
Calpine Corp. (2)	51,689	929,885
Fluor Corp.	12,338	654,037
Macquarie Infrastructure Company, LLC	27,902	2,305,542
OGE Energy Corp.	64,944	1,855,450
Ormat Technologies, Inc.	15,870	597,982
Pattern Energy Group, Inc.	48,164	1,366,894
Quanta Services, Inc. (2)	42,366	1,220,988
UGI Corp.	32,076	1,105,018
(Cost $10,900,476)		11,260,979

Water Utility — 7.1%
American Water Works Co., Inc.	19,760	960,929
Aqua America, Inc.	42,153	1,032,327
Veolia Environnement SA - ADR (3)	100,081	2,043,654
(Cost $3,723,350)		4,036,910

Total Common Stocks (Cost $48,624,965)		55,302,528

Money Market Registered Investment Companies — 2.4%
Meeder Money Market Fund - Institutional Class, 0.11% (5)	1,336,604	1,336,604
Total Money Market Registered Investment Companies (Cost $1,336,604)		1,336,604
Total Investments — 99.8% (Cost $49,961,569)(1)		56,639,132
Other Assets less Liabilities — 0.2%		140,668
Total Net Assets — 100.0%		56,779,800

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	1,415	14,886
Meeder Balanced Fund	763	8,324
Meeder Dynamic Growth Fund	504	5,050
Meeder Muirfield Fund	2,124	14,910
Meeder Quantex Fund	1,164	40,775
Meeder Utilities & Infrastructure Fund	158	4,667
Total Trustee Deferred Compensation (Cost $61,208)		88,612

(1)	Cost for federal income tax purposes of $50,130,464 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,237,019
Unrealized depreciation	(1,559,456)
Net unrealized appreciation (depreciation)	$6,677,563

(2)	Represents non-income producing securities.

(3)	American Depositary Receipt.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(6)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 35

Schedule of Investments
June 30, 2015 (unaudited)

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 100.4%
Baird Core Plus Bond Fund	422,630	4,657,378
Delaware Corporate Bond Fund	795,684	4,622,927
DoubleLine Total Return Bond Fund	1,322,652	14,427,446
Federated Bond Fund (6)	1,527,474	14,113,856
Fidelity Capital & Income Fund	903,979	8,877,070
Goldman Sachs Emerging Markets Debt Fund	760,871	9,259,797
iShares 1-3 Year Treasury Bond ETF (5)	440,235	37,358,343
iShares 20+ Year Treasury Bond ETF (5)	229,705	26,981,149
iShares JP Morgan USD Emerging Markets Bond ETF (5)	10,655	1,171,198
Ivy High Income Fund	1,201,776	9,554,123
Metropolitan West Total Return Bond Fund	1,306,394	14,122,124
PIMCO Investment Grade Corporate Bond Fund	442,077	4,615,287
Prudential Total Return Bond Fund	992,869	14,088,812
Sentinel Total Return Bond Fund (6)	878,204	9,186,016
TCW Emerging Markets Income Fund	1,118,670	8,775,963
Total Registered Investment Companies (Cost $185,112,261)		181,811,489

Money Market Registered Investment Companies — 3.2%
Meeder Money Market Fund - Institutional Class, 0.11% (2)	5,872,392	5,872,392
Total Money Market Registered Investment Companies (Cost $5,872,392)		5,872,392

Bank Obligations — 0.4%
Capital Bank Deposit Account, 0.65%, 7/1/2015 (3)	249,408	249,408
EverBank Money Market Account, 0.61%, 7/1/2015 (3)	249,379	249,379
Pacific Mercantile Bank Deposit Account, 0.58%, 7/1/2015 (3)	249,360	249,360
Total Bank Obligations (Cost $748,147)		748,147

U.S. Government Obligations — 0.0%
Government National Mortgage Association, 6.50%, due 7/20/2038	38,161	46,641
Total U.S. Government Obligations (Cost $45,566)		46,641
Total Investments — 104.0% (Cost $191,778,366)(1)		188,478,669
Liabilities less Other Assets — (4.0%)		(7,311,460)
Total Net Assets — 100.0%		181,167,209

Trustee Deferred Compensation (4)
Meeder Aggressive Growth Fund	1,019	10,720
Meeder Balanced Fund	566	6,175
Meeder Dynamic Growth Fund	387	3,878
Meeder Muirfield Fund	1,010	7,090
Meeder Quantex Fund	314	10,999
Meeder Utilities & Infrastructure Fund	120	3,545
Total Trustee Deferred Compensation (Cost $37,938)		42,407

(1)	Cost for federal income tax purposes of $192,153,659 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$132,924
Unrealized depreciation	(3,432,621)
Net unrealized appreciation (depreciation)	$(3,299,697)

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2015.

(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Exchange-traded fund.

(6)

A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of June 30, 2015, the fair value of illiquid securities held by the Fund was $830,955 or 0.46% of net assets.

The accompanying notes are an integral part of these financial statements.

Page 36	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Money Market Fund
Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — 13.6%
American National Bank Deposit Account	0.20	%(2)	07/01/15	249,622	249,622
Bank Midwest Deposit Account	0.65	%(2)	07/01/15	249,129	249,129
Capital Bank Deposit Account	0.65	%(2)	07/01/15	249,138	249,138
Columbus First Bank Demand Deposit Account	0.45	%(2)	07/01/15	249,559	249,559
EverBank Money Market Account	0.61	%(2)	07/01/15	249,121	249,121
FICA Bank Deposit Program (3)	0.23%		07/02/15	20,048,993	20,048,993
First Merchants Bank Demand Account	0.25	%(2)	07/01/15	249,781	249,781
Metro City Bank Deposit Account	0.45	%(2)	07/01/15	249,558	249,558
Mid America Bank Demand Deposit Account	0.50	%(2)	07/01/15	249,724	249,724
Nationwide Bank Deposit Account	0.60	%(2)	07/01/15	249,127	249,127
Pacific Mercantile Bank Deposit Account	0.58	%(2)	07/01/15	249,115	249,115
Paragon Commercial Bank Deposit Account	0.70	%(2)	07/01/15	249,024	249,024
Plaza Bank Deposit Account	0.45	%(2)	07/01/15	249,599	249,599
PNC Bank Deposit Account	0.20	%(2)	07/01/15	249,622	249,622
State Bank of India Deposit Account	0.55	%(2)	07/01/15	249,017	249,017
TD Bank Demand Deposit Account	0.20	%(2)	07/01/15	249,624	249,624
The Private Bank Deposit Account	0.25	%(2)	07/01/15	249,538	249,538
Total Bank Obligations (Cost $24,039,291)					24,039,291

Certificates of Deposit — 13.5%
1st Colonial Bancorp, Inc.	0.50%		06/17/16	248,000	248,000
1st Trust Bank, Inc.	0.40%		02/26/16	249,000	249,000
Amboy Bank	0.50%		03/24/16	248,000	247,909
Banc of California NA	0.30%		07/27/15	249,000	249,000
Banco Popular de Puerto Rico	0.60%		12/24/15	248,000	248,000
Bank Hapoalim BM/New York NY	0.40%		07/17/15	249,000	249,000
Bank Leumi USA	0.45%		03/23/16	248,000	248,000
Bank of China, Ltd./New York NY	0.50%		06/10/16	248,000	248,000
Bank of Holland/MI	0.30%		10/23/15	249,000	249,000
Bank of India/New York NY	0.55%		03/23/16	248,000	248,000
Bank of North Carolina	0.45%		06/17/16	249,000	249,000
Bankers' Bank of Kansas NA	0.45%		12/22/15	249,000	249,000
Bankers Bank of the West	0.40%		12/17/15	249,000	249,000
Bankers Bank/Oklahoma City OK	0.30%		11/12/15	249,000	249,000
Barclays Bank Delaware	0.45%		12/17/15	248,000	248,000
BBCN Bank	0.35%		08/14/15	249,000	249,000
Beal Bank SSB	0.50%		09/16/15	249,000	249,000
Beal Bank USA	0.50%		09/30/15	249,000	249,000
Berkshire Bank/Pittsfield MA	0.45%		03/31/16	248,000	248,000
Biddeford Savings Bank	0.35%		07/29/15	249,000	249,000
Bremer Bank NA/South St Paul MN	0.35%		11/05/15	249,000	249,000
Capital Bank NA/Miami FL	0.45%		08/13/15	249,000	249,000
Cathay Bank/Los Angeles CA	0.50%		03/21/16	248,000	248,000
Celtic Bank/Salt Lake City UT	0.30%		11/06/15	249,000	249,000
Centennial Bank/Conway AR	0.45%		05/12/16	249,000	249,000
Central Bank/Tampa FL	0.40%		12/23/15	249,000	249,000
CFG Community Bank	0.25%		07/31/15	249,000	249,000
Cherokee State Bank/Cherokee IA	0.45%		06/24/16	249,000	249,000
Citizens Deposit Bank of Arlington, Inc./Arlington KY	0.45%		06/03/16	248,000	248,000
Citizens State Bank/Okemah OK	0.45%		03/04/16	249,000	249,000
Community & Southern Bank	0.45%		03/10/16	248,000	248,000
Community Bank of the Chesapeake	0.30%		09/30/15	249,000	249,000
Compass Bank	0.45%		05/06/16	248,000	248,000
Discover Bank/Greenwood DE	0.50%		06/10/16	248,000	248,000
DMB Community Bank	0.45%		06/17/16	249,000	249,000
Dollar Bank FSB	0.40%		11/17/15	249,000	249,000

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 37

Schedule of Investments
June 30, 2015 (unaudited)

Money Market Fund
Security Description	Coupon/Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
EnerBank USA	0.45%	11/25/15	248,000	248,000
Enterprise Bank/Allison Park PA	0.40%	03/11/16	249,000	249,000
Espirito Santo Bank	0.40%	12/08/15	249,000	249,000
ESSA Bank & Trust	0.40%	02/26/16	248,000	248,000
F&M Bank/Clarksville TN	0.40%	09/25/15	249,000	249,000
First National Bank of Omaha	0.45%	06/10/16	248,000	248,000
First Niagara Bank NA	0.45%	02/26/16	248,000	248,000
First State Bank of Blakely	0.35%	12/11/15	249,000	249,000
FirstBank Puerto Rico	0.45%	06/06/16	249,000	249,000
FirstMerit Bank NA/Akron OH	0.45%	07/16/15	249,000	249,000
Flushing Bank	0.50%	12/10/15	249,000	249,000
Four Oaks Bank & Trust Co.	0.45%	04/22/16	249,000	249,000
Franklin Synergy Bank	0.40%	02/26/16	249,000	249,000
GE Capital Bank/United States	0.40%	11/16/15	249,000	249,000
Goldman Sachs Bank USA/New York NY	0.40%	07/16/15	249,000	249,000
Grand River Bank	0.30%	08/05/15	249,000	249,000
Greenfield Savings Bank	0.40%	03/28/16	249,000	249,000
Hardin County Bank/Savannah TN	0.40%	10/23/15	249,000	249,000
Investors Bank/Short Hills NJ	0.45%	05/20/16	248,000	248,000
Israel Discount Bank of New York	0.45%	03/31/16	248,000	248,000
Lakeside Bank/Chicago IL	0.45%	12/23/15	249,000	249,000
LCA Bank Corp.	0.45%	03/04/16	248,000	248,000
Lincoln Savings Bank/Cedar Falls IA	0.40%	09/11/15	249,000	249,000
Mahopac Bank	0.30%	07/31/15	249,000	249,000
MB Financial Bank NA	0.45%	06/10/16	249,000	249,000
Medallion Bank/Salt Lake City UT	0.45%	08/03/15	249,000	249,000
Mercantil Commercebank NA	0.55%	03/24/16	248,000	248,000
Meridian Bank/Malvern PA	0.35%	10/16/15	249,000	249,000
Merrick Bank Corp/South Jordan UT	0.45%	05/20/16	249,000	249,000
Mizuho Bank USA	0.30%	12/03/15	249,000	249,000
MVB Bank, Inc.	0.30%	09/23/15	249,000	249,000
Northfield Bank	0.45%	12/09/15	248,000	248,000
Northview Bank	0.45%	06/29/16	249,000	249,000
Pacific Continental Bank	0.30%	07/23/15	249,000	249,000
Pacific Premier Bank	0.35%	10/23/15	249,000	249,000
Pacific Western Bank	0.45%	11/19/15	249,000	249,000
Patriot National Bank	0.45%	03/31/16	248,000	248,000
People's Bank of Seneca	0.45%	05/20/16	248,000	248,000
People's United Bank NA	0.40%	02/25/16	248,000	248,000
PlainsCapital Bank	0.35%	10/15/15	249,000	249,000
Putnam 1st Mercantile Bank	0.40%	12/10/15	249,000	249,000
RiverBank/Spokane WA	0.40%	02/25/16	249,000	249,000
Safra National Bank of New York	0.50%	07/30/15	249,000	249,000
Santander Bank NA	0.50%	07/22/15	248,000	248,000
Southern First Bank	0.40%	12/23/15	249,000	249,000
Southern Michigan Bank & Trust	0.45%	03/18/16	249,000	249,000
Standard Bank & Trust Co/Hickory Hills IL	0.40%	09/11/15	249,000	249,000
Stearns Bank NA	0.45%	12/18/15	248,000	248,000
Sterling Bank/Poplar Bluff MO	0.40%	10/30/15	249,000	249,000
TCF National Bank	0.35%	07/16/15	249,000	249,000
Town North Bank NA/Dallas TX	0.40%	07/24/15	249,000	249,000
Towne Bank/Portsmouth VA	0.45%	05/27/16	248,000	248,000
Transportation Alliance Bank, Inc.	0.40%	12/31/15	249,000	249,000
United Bank	0.30%	11/03/15	249,000	249,000
United Bankers' Bank	0.40%	02/26/16	249,000	249,000
Valley Central Savings Bank	0.40%	12/04/15	249,000	249,000
Vectra Bank Colorado NA	0.45%	06/09/16	248,000	248,000
WEX Bank	0.45%	05/13/16	248,000	248,000
Wilshire Bank	0.35%	07/31/15	249,000	249,000
Woori America Bank	0.40%	02/25/16	249,000	249,000
Total Certificates of Deposit (Cost $23,873,909)				23,873,909

The accompanying notes are an integral part of these financial statements.

Page 38	2015 Meeder Funds Semiannual Report | June 30, 2015

Schedule of Investments
June 30, 2015 (unaudited)

Money Market Fund
Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Corporate Obligations — 9.0%
Bath Technologies (5)	0.35	%(2)	07/02/15	455,000	455,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.45	%(4)	07/01/15	9,928,948	9,928,948
General Electric Capital Corp.	1.15	%(2)	08/10/15	1,560,000	1,571,267
Royal Bank of Canada	0.33	%(2)	07/12/15	2,000,000	2,000,000
Springside Corp. Exchange Partners, LLC (5)	0.35	%(2)	07/02/15	1,950,000	1,950,000
Total Corporate Obligations (Cost $15,905,215)					15,905,215

Repurchase Agreements — 17.0%
Int'l FCStone (Collateralized by $9,920,000 Federal Home Loan Mortgage Corp., 3.50%, due 5/1/45, fair value $10,204,823) (proceeds $10,000,000), purchase date 6/24/15	0.26%		07/01/15	10,000,000	10,000,000
Int'l FCStone (Collateralized by $9,920,000 Federal Home Loan Mortgage Corp., 3.50%, due 5/1/45, fair value $10,204,823) (proceeds $10,000,000), purchase date 6/25/15	0.26%		07/02/15	10,000,000	10,000,000
Int'l FCStone (Collateralized by $100,271,487 various Federal Home Loan Mortgage Corps., 3.50% - 6.50%, due 8/1/21 - 5/1/45, fair value $10,204,276)(proceeds $10,000,000), purchase date 6/30/15	0.20%		07/07/15	10,000,000	10,000,000
Total Repurchase Agreements (Cost $30,000,000)					30,000,000

U.S. Government Agency Obligations — 8.4%
Fannie Mae	0.45	%(4)	08/24/15	4,865,000	4,867,342
Federal Farm Credit Bank	0.20	%(4)	08/03/15	5,000,000	5,000,186
Federal Home Loan Bank	0.22	%(4)	07/07/15	5,000,000	5,000,678
Total U.S. Government Agency Obligations (Cost $14,868,206)					14,868,206

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 39

Schedule of Investments
June 30, 2015 (unaudited)

Money Market Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 38.5%
Fidelity Institutional Money Market Portfolio, 0.14% (6)	67,910,284	67,910,284
Total Money Market Registered Investment Companies (Cost $67,910,284)		67,910,284
Total Investments — 100.0% (Cost $176,596,905) (1)		176,596,905
Other Assets less Liabilities — 0.0%		67,845
Total Net Assets — 100.0%		176,664,750

Trustee Deferred Compensation (7)
Meeder Aggressive Growth Fund	995	10,467
Meeder Balanced Fund	531	5,793
Meeder Dynamic Growth Fund	352	3,527
Meeder Muirfield Fund	1,886	13,240
Meeder Quantex Fund	1,160	40,635
Meeder Utilities & Infrastructure Fund	110	3,249
Total Trustee Deferred Compensation (Cost $53,017)		76,911

(1)	Cost for federal income tax and financial reporting purposes are the same.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company. The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2015. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(5)

Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. Bath Technologies was acquired on 10/18/1999 at a cost of $455,000. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $1,950,000. As of June 30, 2015, securities restricted as to resale to institutional investors represented 1.4% of Total Investments. The fair value noted approximates amortized cost.

(6)	7-day yield as of June 30, 2015.

(7)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 40	2015 Meeder Funds Semiannual Report | June 30, 2015

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Statements of Assets & Liabilities June 30, 2015 (unaudited)
	Muirfield Fund	Dynamic Growth Fund	Aggressive Growth Fund
Assets
Investments, at fair value (1)(2)	$294,250,635	$141,367,114	$86,341,512
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value and cost (1)	48,373,070	20,400,301	8,185,109
Trustee deferred compensation investments, at fair value	261,492	147,910	86,998
Cash held at broker for collateral on futures	25,000,000	12,000,000	6,450,000
Cash held at broker for collateral on securities sold short	—	—	—
Receivable for securities sold	15,478,904	5,533,995	4,804,476
Receivable for net variation margin on futures contracts	—	—	—
Receivable for capital stock issued	591,526	191,536	128,673
Receivable from investment advisor	—	—	—
Interest and dividend receivable	818,745	373,492	259,734
Receivable from securities lending agent (See Note #4)	3,335	888	1,069
Receivable for commissions recaptured	93,050	41,199	28,337
Prepaid expenses/other assets	40,891	22,181	19,211
Total Assets	384,911,648	180,078,616	106,305,119

Liabilities
Investments sold short, at fair value (1)(2)	—	—	—
Payable for securities purchased	3,882,564	2,339,368	1,166,427
Payable for collateral on securities loaned	5,587,348	2,255,623	2,192,553
Payable for Trustee Deferred Compensation Plan	261,492	147,910	86,998
Payable for net variation margin on futures contracts	128,738	444,907	255,996
Payable for capital stock redeemed	239,196	265,221	181,752
Dividends payable	19,484	37	—
Dividends payable - Money Market Fund - Retail Class
Dividends payable - Money Market Fund - Institutional Class
Dividend expense payable on short positions	—	—	—
Payable to investment advisor	34,924	15,128	10,740
Accrued distribution plan (12b-1) and administrative service plan fees	307,008	166,687	103,625
Accrued transfer agent, fund accounting, CCO, and administrative fees	12,469	6,703	4,474
Accrued trustee fees	4,739	2,826	1,718
Other accrued liabilities	17,934	16,510	13,842
Total Liabilities	10,495,896	5,660,920	4,018,125

Net Assets	$374,415,752	$174,417,696	$102,286,994

Net Assets
Capital	$350,274,845	$163,617,604	$95,026,522
Accumulated undistributed (distributions in excess of) net investment income	27,137	164,271	75,068
Accumulated undistributed net realized gain (loss) from investments and futures contracts	14,367,005	6,070,562	4,946,943
Net unrealized appreciation (depreciation) of investments and futures contracts	9,746,765	4,565,259	2,238,461
Total Net Assets	$374,415,752	$174,417,696	$102,286,994

Net Assets
Money Market Fund - Retail Class
Money Market Fund - Institutional Class
Total Net Assets

Capital Stock Outstanding (unlimited number of shares authorized, $0.10 par value)	53,337,079	17,399,886	9,725,462
Money Market Fund - Retail Class
Money Market Fund - Institutional Class
Total Capital Stock Outstanding

Net Asset Value, Offering and Redemption Price Per Share	$7.02	$10.02	$10.52
Money Market Fund - Retail Class
Money Market Fund - Institutional Class

(1) Investments and affiliated investments at cost	$332,233,252	$156,708,214	$92,021,292
(2) Fair value of securities loaned included in investments at fair value (See Note #1 and Note #4)	$5,423,980	$2,196,798	$2,121,621

The accompanying notes are an integral part of these financial statements.

Page 42	2015 Meeder Funds Semiannual Report | June 30, 2015

Balanced Fund	Strategic Growth Fund	Spectrum Fund	Quantex Fund	Utilities and Infrastructure Fund	Dividend Opportunities Fund	Total Return Bond Fund	Money Market Fund

$199,021,117	$113,474,956	$24,788,026	$70,994,617	$55,302,528	$—	$182,606,277	$146,596,905
—	—	—	—	—	—	—	30,000,000
13,115,688	1,456,766	11,448,418	7,822,471	1,336,604	—	5,872,392	—
118,896	101,852	659	91,349	88,612	—	42,407	76,911
14,000,000	4,000,000	8,775,000	3,900,000	—	—	700,000	—
—	—	13,515,024	—	—	—	—	—
8,223,771	3,524,355	3,158,098	—	—	—	19,227,239	—
—	—	676,253	—	—	—	—	—
401,309	47,720	78,518	107,945	115,034	319,000	295,162	—
—	—	—	—	—	—	—	34,851
363,455	352,233	102,467	61,696	138,002	—	1,086	56,595
1,403	1,665	—	10,508	—	—	—	—
45,394	14,933	22,501	3,616	—	—	44,849	—
26,865	16,130	19,395	17,083	17,715	—	38,551	15,951
235,317,898	122,990,610	62,584,359	83,009,285	56,998,495	319,000	208,827,963	176,781,213

—	—	11,805,350	—	—	—	—	—
7,025,350	1,103,426	1,016,176	—	—	—	27,153,359	—
4,161,496	1,241,073	—	7,123,016	—	—	—	—
118,896	101,852	659	91,349	88,612	—	42,407	76,911
41,580	72,349	—	241,274	—	—	—	—
329,240	98,101	40,801	55,045	48,516	—	271,206	—
82	—	—	243	803	—	128
							64
							12,633
—	—	3,541	—	—	—	—	—
22,449	10,663	4,124	7,890	33,799	—	6,906	—
206,619	117,928	46,215	47,736	33,380	—	165,541	3,163
8,140	5,115	3,095	3,767	3,413	—	5,256	7,081
3,063	2,200	866	1,317	1,057	—	2,751	834
14,087	15,363	8,231	11,945	9,115	—	13,200	15,777
11,931,002	2,768,070	12,929,058	7,583,582	218,695	—	27,660,754	116,463

$223,386,896	$120,222,540	$49,655,301	$75,425,703	$56,779,800	$319,000	$181,167,209	$176,664,750

$217,352,034	$114,569,754	$49,332,200	$63,858,385	$48,465,476	$319,000	$188,995,246	$176,664,747
57,256	160,029	(91,001)	55,852	(414,437)	—	(355,703)	3
3,308,626	4,283,258	517,475	9,195,169	2,051,198	—	(4,172,637)	—
2,668,980	1,209,499	(103,373)	2,316,297	6,677,563	—	(3,299,697)	—
$223,386,896	$120,222,540	$49,655,301	$75,425,703	$56,779,800	$319,000	$181,167,209	$176,664,750

							$50,128,007
							126,536,741
							$176,664,748

20,474,161	11,488,583	4,915,750	2,153,339	1,921,908	31,900	19,125,671
							50,128,007
							126,536,741
							176,664,748

$10.91	$10.46	$10.10	$35.03	$29.54	$10.00	$9.47
							$1.00
							$1.00

$209,278,847	$113,582,558	$24,048,369	$76,275,466	$49,961,569	$—	$191,778,366	$176,596,905
$4,053,465	$1,201,990	$—	$6,691,620	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 43

Statements of Operations For the Period Ended June 30, 2015 (unaudited)
	Muirfield Fund	Dynamic Growth Fund	Aggressive Growth Fund
Investment Income
Interest	$3,377	$2,778	$2,688
Interest from affiliates	28,135	8,727	4,300
Dividends	2,406,828	1,272,834	694,597
Total Investment Income	2,438,340	1,284,339	701,585

Fund Expenses
Investment advisor	1,127,835	590,824	361,145
Transfer agent	198,293	94,532	57,783
Transfer agent - Money Market Fund - Retail Class
Transfer agent - Money Market Fund - Institutional Class
Fund accounting	34,872	26,226	23,163
Administrative	137,154	67,980	43,481
Trustee	9,957	5,231	3,287
Audit	6,818	6,818	6,818
Legal	2,860	2,860	2,860
Custody	16,343	11,267	8,541
Printing	6,691	3,353	2,011
Distribution plan (12b-1)	330,488	196,941	120,382
Distribution plan (12b-1) - Money Market Fund - Retail Class
Distribution plan (12b-1) - Money Market Fund - Institutional Class
Administrative service plan	330,488	157,553	96,305
Postage	5,790	3,644	2,038
Registration and filing	30,163	17,322	14,883
Insurance	8,109	5,128	3,023
Chief Compliance Officer	2,456	2,456	2,456
Short sale expense	—	—	—
Dividend expense on securities sold short	—	—	—
Other	9,231	8,077	6,902
Total Expenses Before Reductions	2,257,548	1,200,212	755,078

Expenses voluntarily reimbursed/waived by investment advisor (See Note #4)	—	(104,693)	(4)
Expenses contractually reimbursed/waived by investment advisor (See Note #4)	—	—	—
Commissions recaptured and fees received from custodian (See Note #4)	(341,585)	(141,406)	(116,797)
Securities lending credit (See Note #4)	(36,899)	(7,944)	(11,760)
Transfer agent expenses contractually waived (See Note #4)	—	—	—

Net Expenses	1,879,064	946,169	626,517

Net Investment Income (Loss)	559,276	338,170	75,068

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments	3,933,397	3,930,756	3,712,981
Net realized gains (losses) from futures contracts	2,330,775	851,842	434,478
Distributions of long-term realized gains by other investment companies	—	—	—
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	6,264,172	4,782,598	4,147,459

Net change in unrealized appreciation (depreciation) of investments and futures contracts	(8,494,599)	(5,421,318)	(4,042,466)

Net Realized and Unrealized Gain (Loss) from Investments	(2,230,427)	(638,720)	104,993

Net Change in Net Assets Resulting from Operations	$(1,671,151)	$(300,550)	$180,061

The accompanying notes are an integral part of these financial statements.

Page 44	2015 Meeder Funds Semiannual Report | June 30, 2015

Balanced Fund	Strategic Growth Fund	Spectrum Fund	Quantex Fund	Utilities and Infrastructure Fund	Dividend Opportunities Fund	Total Return Bond Fund	Money Market Fund

$2,869	$1,705	$—	$3,225	$—	$—	$4,883	$207,096
11,254	2,681	4,709	3,305	1,091	—	3,465	—
1,976,519	903,071	200,952	552,815	727,362	—	2,627,597	—
1,990,642	907,457	205,661	559,345	728,453	—	2,635,945	207,096

759,108	451,927	151,149	352,169	259,281	—	266,512	306,151
122,777	72,308	27,592	42,260	34,195	—	66,933
							21,770
							53,275
28,579	24,374	16,775	21,424	19,662	—	26,715	27,619
86,810	53,164	20,151	33,133	26,024	—	71,892	79,124
6,299	4,066	1,622	2,514	1,986	—	5,243	864
6,818	6,818	7,562	6,818	6,818	—	6,818	6,818
2,860	2,860	2,833	2,860	2,860	—	2,860	2,860
13,405	8,986	5,708	5,727	3,575	—	10,062	6,953
4,130	2,556	915	1,475	1,163	—	3,403	5,041
255,785	126,540	50,383	70,434	63,373	—	209,167
							1,991
							2
204,628	120,514	40,306	42,260	34,327	—	167,334	—
3,463	2,374	1,341	2,452	3,171	—	3,018	2,589
19,201	12,148	10,737	12,412	12,823	—	17,780	12,517
5,332	4,170	2,403	2,241	1,939	—	4,760	6,170
2,456	2,456	2,456	2,456	2,456	—	2,456	2,456
—	—	21,126	—	—	—	—	—
—	—	44,268	—	—	—	—	—
7,721	7,391	4,881	6,787	7,036	—	7,584	9,282
1,529,372	902,652	412,208	607,422	480,689	—	872,537	545,482

(6,273)	(65,879)	(24,393)	—	—	—	(27,405)	(400,091)
—	—	—	(88,042)	—		—	—
(170,040)	(72,258)	(91,153)	(99,917)	—	—	(119,130)	—
(17,441)	(17,087)	—	(84,457)	—	—	—	—
—	—	—	—	—	—	(16,733)	(23,656)

1,335,618	747,428	296,662	335,006	480,689	—	709,269	121,734

655,024	160,029	(91,001)	224,339	247,764	—	1,926,676	85,362

898,170	1,782,778	(644,876)	8,070,832	809,158	—	(2,352,045)
1,376,436	685,702	1,162,351	649,248	—	—	—
9,923	—	—	—	—	—	52,127
2,284,529	2,468,480	517,475	8,720,080	809,158	—	(2,299,918)

(4,159,023)	(1,769,288)	(103,373)	(9,052,711)	(2,622,591)	—	(464,807)

(1,874,494)	699,192	414,102	(332,631)	(1,813,433)	—	(2,764,725)

$(1,219,470)	$859,221	$323,101	$(108,292)	$(1,565,669)	$—	$(838,049)	$85,362

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 45

Statements of Changes in Net Assets For the Period Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014
	Muirfield Fund		Dynamic Growth Fund
	2015	2014	2015	2014
Operations
Net investment income (loss)	$559,276	$449,749	$338,170	$471,324
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	6,264,172	26,700,418	4,782,598	17,242,720
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(8,494,599)	(3,212,623)	(5,421,318)	(3,058,617)
Net change in net assets resulting from operations	(1,671,151)	23,937,544	(300,550)	14,655,427

Distributions to Shareholders
From net investment income	(532,139)	(5,879,491)	(173,899)	(3,511,885)
From net realized gain from investment transactions	—	(20,294,983)	—	(16,292,978)
Net change in net assets resulting from distributions	(532,139)	(26,174,474)	(173,899)	(19,804,863)

Capital Transactions
Issued	143,524,410	154,701,216	58,279,638	48,965,894
Reinvested	512,639	25,116,304	173,862	19,800,900
Redeemed	(65,279,419)	(41,542,639)	(25,198,889)	(24,905,524)
Net change in net assets resulting from capital transactions	78,757,630	138,274,881	33,254,611	43,861,270

Total Change in Net Assets	76,554,340	136,037,951	32,780,162	38,711,834

Net Assets - Beginning of Year	297,861,412	161,823,461	141,637,534	102,925,700

Net Assets - End of Year	$374,415,752	$297,861,412	$174,417,696	$141,637,534

Accumulated undistributed (distributions in excess of) net investment income	$27,137	$—	$164,271	$—

Share Transactions
Issued	20,178,172	21,304,503	5,747,298	4,565,469
Reinvested	73,025	3,590,370	17,352	1,973,154
Redeemed	(9,286,509)	(5,799,923)	(2,502,285)	(2,345,575)
Net change in shares	10,964,688	19,094,950	3,262,365	4,193,048

The accompanying notes are an integral part of these financial statements.

Page 46	2015 Meeder Funds Semiannual Report | June 30, 2015

Aggressive Growth Fund		Balanced Fund		Strategic Growth Fund		Spectrum Fund
2015	2014	2015	2014	2015	2014	2015	2014

$75,068	$(244)	$655,024	$1,243,806	$160,029	$541,920	$(91,001)	$—
4,147,459	12,388,072	2,284,529	12,197,019	2,468,480	14,410,324	517,475	—
(4,042,466)	(2,942,543)	(4,159,023)	(2,328,516)	(1,769,288)	(9,770,618)	(103,373)	—
180,061	9,445,285	(1,219,470)	11,112,309	859,221	5,181,626	323,101	—

—	(517,807)	(597,768)	(3,484,493)	—	(1,542,587)	—	—
—	(12,317,940)	—	(11,307,384)	—	(12,921,526)	—	—
—	(12,835,747)	(597,768)	(14,791,877)	—	(14,464,113)	—	—

27,587,701	26,130,227	72,194,279	81,723,404	24,963,594	31,635,498	52,920,601	—
—	12,834,936	597,650	14,790,348	—	14,463,880	—	—
(10,327,927)	(15,335,710)	(23,121,496)	(22,942,016)	(15,444,861)	(18,741,638)	(3,588,401)	—
17,259,774	23,629,453	49,670,433	73,571,736	9,518,733	27,357,740	49,332,200	—

17,439,835	20,238,991	47,853,195	69,892,168	10,377,954	18,075,253	49,655,301	—

84,847,159	64,608,168	175,533,701	105,641,533	109,844,586	91,769,333	—	—

$102,286,994	$84,847,159	$223,386,896	$175,533,701	$120,222,540	$109,844,586	$49,655,301	$—

$75,068	$—	$57,256	$—	$160,029	$—	$(91,001)	$—

2,587,981	2,298,608	6,523,483	7,126,019	2,363,963	2,710,992	5,265,130	—
—	1,243,931	54,514	1,343,900	—	1,395,753	—	—
(965,232)	(1,360,339)	(2,087,092)	(2,006,171)	(1,457,684)	(1,601,446)	(349,380)	—
1,622,749	2,182,200	4,490,905	6,463,748	906,279	2,505,299	4,915,750	—

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 47

Statements of Changes in Net Assets For the Period Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014
	Quantex Fund
	2015	2014
Operations
Net investment income (loss)	$224,339	$189,184
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	8,720,080	4,557,460
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(9,052,711)	(20,515)
Net change in net assets resulting from operations	(108,292)	4,726,129

Distributions to Shareholders
From net investment income	(168,487)	(623,095)
From net realized gain from investment transactions	—	(4,310,572)
Net change in net assets resulting from distributions	(168,487)	(4,933,667)

Distributions to Shareholders - Money Market Fund
From net investment income (Retail Class)
From net investment income (Institutional Class)
Net change in net assets resulting from distributions

Capital Transactions
Issued	21,239,376	21,424,612
Reinvested	168,089	4,922,968
Redeemed	(7,538,723)	(8,782,104)
Net change in net assets resulting from capital transactions	13,868,742	17,565,476

Total Change in Net Assets	13,591,963	17,357,938

Net Assets - Beginning of Year	61,833,740	44,475,802

Net Assets - End of Year	$75,425,703	$61,833,740

Accumulated undistributed (distributions in excess of) net investment income	$55,852	$—

Share Transactions
Issued	604,326	587,005
Reinvested	4,789	142,308
Redeemed	(212,526)	(241,814)
Net change in shares	396,589	487,499

The accompanying notes are an integral part of these financial statements.

Page 48	2015 Meeder Funds Semiannual Report | June 30, 2015

Utilities and Infrastructure Fund		Dividend Opportunities Fund		Total Return Bond Fund		Money Market Fund
2015	2014	2015	2014	2015	2014	2015	2014

$247,764	$266,215	$—	$—	$1,926,676	$3,859,005	$85,362	$112,717
809,158	5,021,590	—	—	(2,299,918)	(280,382)	—	—
(2,622,591)	(1,660,068)	—	—	(464,807)	(2,250,102)	—	—
(1,565,669)	3,627,737	—	—	(838,049)	1,328,521	85,362	112,717

(201,065)	(1,184,559)	—	—	(2,282,380)	(3,859,006)
—	(3,457,377)	—	—	—	—
(201,065)	(4,641,936)	—	—	(2,282,380)	(3,859,006)

						(14,835)	(35,192)
						(70,525)	(77,524)
						(85,360)	(112,716)

17,650,407	17,093,759	319,000	—	59,709,815	70,794,768	562,819,136	575,762,988
197,478	4,530,578	—	—	2,281,614	3,858,320	16,472	40,062
(6,046,852)	(11,852,646)	—	—	(20,749,311)	(19,157,160)	(588,836,802)	(477,909,279)
11,801,033	9,771,691	319,000	—	41,242,118	55,495,928	(26,001,194)	97,893,771

10,034,299	8,757,492	319,000	—	38,121,689	52,965,443	(26,001,192)	97,893,772

46,745,501	37,988,009	—	—	143,045,520	90,080,077	202,665,942	104,772,170

$56,779,800	$46,745,501	$319,000	$—	$181,167,209	$143,045,520	$176,664,750	$202,665,942

$(414,437)	$(461,136)	$—	$—	$(355,703)	$1	$3	$1

578,279	517,223	31,900	—	6,181,486	7,194,856	562,819,136	575,762,988
6,503	149,254	—	—	236,734	393,552	16,472	40,062
(198,149)	(357,474)	—	—	(2,153,890)	(1,948,521)	(588,836,802)	(477,909,279)
386,633	309,003	31,900	—	4,264,330	5,639,887	(26,001,194)	97,893,771

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 49

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2015 (unaudited) and Each Fiscal Year Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Tax Return of Capital	Total Distributions
Muirfield Fund (1)(2)(3)(4)
2015	$7.03	0.01	(0.01)	(0.00)	(0.01)	0.00	0.00	(0.01)
2014	$6.95	0.01	0.81	0.82	(0.18)	(0.56)	0.00	(0.74)
2013	$5.81	0.01	1.75	1.76	(0.01)	(0.61)	0.00	(0.62)
2012	$5.17	(0.01)	0.65	0.64	0.00	0.00	0.00	0.00
2011	$5.60	(0.01)	(0.41)	(0.42)	(0.01)	0.00	0.00	(0.01)
2010	$4.99	0.02	0.61	0.63	(0.02)	0.00	0.00	(0.02)
Dynamic Growth Fund (1)(2)(3)(4)
2015	$10.02	0.02	(0.01)	0.01	(0.01)	0.00	0.00	(0.01)
2014	$10.35	0.04	1.25	1.29	(0.30)	(1.32)	0.00	(1.62)
2013	$8.80	0.02	2.74	2.76	(0.02)	(1.19)	0.00	(1.21)
2012	$7.68	0.00	1.12	1.12	0.00	0.00	0.00	0.00
2011	$8.14	(0.01)	(0.45)	(0.46)	0.00	0.00	0.00	0.00
2010	$7.06	0.02	1.08	1.10	(0.02)	0.00	0.00	(0.02)
Aggressive Growth Fund (1)(2)(3)(4)
2015	$10.47	0.01	0.04	0.05	0.00	0.00	0.00	0.00
2014	$10.91	0.00	1.43	1.43	(0.08)	(1.79)	0.00	(1.87)
2013	$8.44	(0.00)*	2.56	2.56	0.00	(0.09)	0.00	(0.09)
2012	$7.40	(0.03)	1.07	1.04	0.00	0.00	0.00	0.00
2011	$7.97	(0.07)	(0.50)	(0.57)	0.00	0.00	0.00	0.00
2010	$6.89	(0.01)	1.09	1.08	0.00	0.00	0.00	0.00
Balanced Fund (1)(2)(3)(4)
2015	$10.98	0.04	(0.08)	(0.04)	(0.03)	0.00	0.00	(0.03)
2014	$11.10	0.10	0.84	0.94	(0.27)	(0.79)	0.00	(1.06)
2013	$10.06	0.09	1.89	1.98	(0.09)	(0.85)	0.00	(0.94)
2012	$9.18	0.07	0.89	0.96	(0.08)	0.00	0.00	(0.08)
2011	$9.72	0.13	(0.57)	(0.44)	(0.10)	0.00	0.00	(0.10)
2010	$8.98	0.14	0.74	0.88	(0.14)	0.00	0.00	(0.14)
Strategic Growth Fund (1)(2)(3)(4)
2015	$10.38	0.01	0.07	0.08	0.00	0.00	0.00	0.00
2014	$11.36	0.06	0.58	0.64	(0.16)	(1.46)	0.00	(1.62)
2013	$10.07	0.04	2.34	2.38	(0.05)	(1.04)	0.00	(1.09)
2012	$8.90	0.00	1.17	1.17	0.00	0.00	0.00	0.00
2011	$9.71	(0.04)	(0.77)	(0.81)	0.00	0.00	0.00	0.00
2010	$8.12	0.04	1.58	1.62	(0.03)	0.00	0.00	(0.03)
Spectrum Fund (1)(2)(3)(4)
2015 (6)	$10.00	(0.04)	0.14	0.10	0.00	0.00	0.00	0.00

1

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 50	2015 Meeder Funds Semiannual Report | June 30, 2015

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions	Portfolio Turnover Rate

$7.02	0.00%	$374,416	1.14%	0.34%	1.35%	1.37%	104%
$7.03	12.12%	$297,861	1.22%	0.22%	1.44%	1.44%	238%
$6.95	30.46%	$161,823	1.22%	0.14%	1.42%	1.54%	260%
$5.81	12.38%	$114,171	1.39%	(0.12%)	1.42%	1.58%	154%
$5.17	(7.55%)	$119,787	1.39%	(0.11%)	1.46%	1.58%	189%
$5.60	12.65%	$122,266	1.39%	0.40%	1.47%	1.60%	128%

$10.02	0.10%	$174,418	1.20%	0.43%	1.38%	1.52%	108%
$10.02	12.80%	$141,638	1.22%	0.40%	1.45%	1.54%	230%
$10.35	31.61%	$102,926	1.22%	0.20%	1.39%	1.58%	276%
$8.80	14.58%	$91,977	1.39%	(0.04%)	1.42%	1.57%	154%
$7.68	(5.65%)	$90,902	1.39%	(0.08%)	1.46%	1.57%	176%
$8.14	15.54%	$95,239	1.39%	0.23%	1.47%	1.59%	119%

$10.52	0.48%	$102,287	1.30%	0.16%	1.54%	1.57%	125%
$10.47	13.49%	$84,847	1.33%	0.00%	1.59%	1.60%	239%
$10.91	30.40%	$64,608	1.35%	(0.03%)	1.57%	1.65%	272%
$8.44	14.05%	$38,939	1.59%	(0.44%)	1.62%	1.74%	167%
$7.40	(7.15%)	$32,167	1.59%	(0.73%)	1.65%	1.70%	224%
$7.97	15.67%	$33,908	1.59%	(0.07%)	1.66%	1.77%	124%

$10.91	(0.37%)	$223,387	1.31%	0.64%	1.47%	1.50%	102%
$10.98	8.61%	$175,534	1.33%	0.94%	1.50%	1.54%	180%
$11.10	19.79%	$105,642	1.33%	0.85%	1.47%	1.57%	217%
$10.06	10.42%	$86,628	1.49%	0.76%	1.51%	1.58%	168%
$9.18	(4.49%)	$85,797	1.44%	1.29%	1.51%	1.60%	164%
$9.72	9.76%	$57,779	1.52%	1.51%	1.57%	1.66%	161%

$10.46	0.77%	$120,223	1.24%	0.27%	1.36%	1.50%	73%
$10.38	5.87%	$109,845	1.23%	0.54%	1.37%	1.51%	143%
$11.36	23.82%	$91,769	1.23%	0.36%	1.40%	1.58%	231%
$10.07	13.15%	$79,446	1.39%	(0.05%)	1.42%	1.58%	86%
$8.90	(8.34%)	$84,672	1.39%	(0.37%)	1.48%	1.58%	166%
$9.71	19.96%	$62,431	1.49%	0.48%	1.59%	1.70%	115%

$10.10	1.00%	$49,655	1.47%	(0.45%)	1.92%	2.05%	114%

4

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

5	Net investment income per share is based on average shares outstanding during the period.

6	Commenced operations on January 1, 2015.

*	Actual amounts were less than one-half of a cent per share.

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 51

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2015 (unaudited) and Each Fiscal Year Ended December 31,
		Income from Investment Operations					Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities, futures, and options (both realized and unrealized)		Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Tax Return of Capital	Total Distributions
Quantex Fund (3)(4)
2015	$35.20	0.11		(0.20)		(0.09)	(0.08)	0.00	0.00	(0.08)
2014	$35.04	0.13		3.11		3.24	(0.40)	(2.68)	0.00	(3.08)
2013	$25.46	0.09		10.45		10.54	(0.08)	(0.88)	0.00	(0.96)
2012	$21.84	0.07		3.63		3.70	(0.08)	0.00	0.00	(0.08)
2011	$22.77	0.00	*	(0.92)		(0.92)	(0.01)	0.00	0.00	(0.01)
2010	$18.48	(0.06)		4.35		4.29	0.00	0.00	0.00	0.00
Utilities and Infrastructure Fund (3)(4)
2015	$30.45	0.14		(0.94)		(0.80)	(0.11)	0.00	0.00	(0.11)
2014	$30.98	0.19		2.64		2.83	(0.83)	(2.53)	0.00	(3.36)
2013	$24.17	0.17		6.81		6.98	(0.17)	0.00	0.00	(0.17)
2012	$24.06	0.15		0.21		0.36	(0.15)	(0.10)	0.00	(0.25)
2011	$23.51	0.22		0.70		0.92	(0.37)	0.00	0.00	(0.37)
2010	$20.73	0.15		2.76		2.91	(0.13)	0.00	0.00	(0.13)
Dividend Opportunities Fund (1)(2)(3)(4)
2015 (7)	$10.00	0.00		0.00		0.00	0.00	0.00	0.00	0.00
Total Return Bond Fund (1)(2)(3)(4)
2015	$9.63	0.11		(0.14)		(0.03)	(0.13)	0.00	0.00	(0.13)
2014	$9.77	0.33		(0.15)		0.18	(0.32)	0.00	0.00	(0.32)
2013	$10.15	0.38		(0.38)		(0.00)	(0.38)	0.00	0.00	(0.38)
2012	$9.73	0.44		0.41		0.85	(0.43)	0.00	0.00	(0.43)
2011 (6)	$10.00	0.25		(0.31)		(0.06)	(0.21)	0.00	0.00	(0.21)
Money Market Fund - Retail Class (3)(4)
2015	$1.00	0.000	*	N/	A	0.000 *	0.000 *	0.000	0.000	0.000 *
2014	$1.00	0.001	*	N/	A	0.001 *	(0.001)*	0.000	0.000	(0.001)*
2013	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2012	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2011	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2010	$1.00	0.002		N/	A	0.002	(0.002)	0.000	0.000	(0.002)
Money Market Fund - Institutional Class (3)(4)
2015	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2014	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2013	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2012	$1.00	0.002		N/	A	0.002	(0.002)	0.000	0.000	(0.002)
2011	$1.00	0.002		N/	A	0.002	(0.002)	0.000	0.000	(0.002)
2010	$1.00	0.003		N/	A	0.003	(0.003)	0.000	0.000	(0.003)

1

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

4

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 52	2015 Meeder Funds Semiannual Report | June 30, 2015

			Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)		Net Assets, End of Period ($000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets after Reductions, Excluding Commissions Recaptured and Fees Received from Custodian		Ratio of Expenses to Average Net Assets Before Reductions		Portfolio Turnover Rate

$35.03	(0.26%)		$75,426	0.95%		0.64%		1.23%		1.72%		72%
$35.20	9.48%		$61,834	1.44%		0.36%		1.52%		1.78%		29%
$35.04	41.54%		$44,476	1.52%		0.27%		1.58%		1.94%		25%
$25.46	16.93%		$23,306	1.60%		0.29%		1.61%		2.06%		31%
$21.84	(4.05%)		$17,434	1.62%		0.01%		1.62%		2.06%		57%
$22.77	23.21%		$17,024	1.65%		(0.26%)		1.65%		2.17%		55%

$29.54	(2.63%)		$56,780	1.82%		0.94%		1.82%		1.82%		11%
$30.45	9.42%		$46,746	1.88%		0.63%		1.88%		1.89%		34%
$30.98	28.96%		$37,988	1.87%		0.62%		1.87%		1.99%		19%
$24.17	1.52%		$30,452	1.89%		0.63%		1.89%		2.02%		29%
$24.06	3.93%		$32,609	1.90%		0.87%		1.90%		2.02%		43%
$23.51	14.10%		$24,144	1.92%		0.70%		1.92%		2.11%		53%

$10.00	N/	A	$319	N/	A	N/	A	N/	A	N/	A	N/	A

$9.47	(0.34%)		$181,167	0.85%		2.30%		0.99%		1.04%		130%
$9.63	1.78%		$143,046	0.99%		3.39%		1.02%		1.13%		82%
$9.77	0.01%		$90,080	0.99%		3.87%		1.01%		1.19%		79%
$10.15	8.93%		$76,001	0.99%		4.45%		1.00%		1.23%		157%
$9.73	(0.57%)		$56,998	0.99%		4.97%		1.06%		1.36%		125%

$1.00	0.03%		$50,128	0.17%		0.06%		0.17%		0.59%		N/	A
$1.00	0.06%		$54,927	0.16%		0.06%		0.16%		0.67%		N/	A
$1.00	0.08%		$61,288	0.22%		0.08%		0.22%		0.90%		N/	A
$1.00	0.10%		$73,546	0.30%		0.10%		0.30%		0.82%		N/	A
$1.00	0.11%		$78,903	0.30%		0.11%		0.30%		0.90%		N/	A
$1.00	0.20%		$96,087	0.38%		0.20%		0.38%		0.86%		N/	A

$1.00	0.05%		$126,537	0.12%		0.11%		0.12%		0.59%		N/	A
$1.00	0.11%		$147,739	0.10%		0.11%		0.10%		0.65%		N/	A
$1.00	0.14%		$43,485	0.15%		0.14%		0.15%		0.71%		N/	A
$1.00	0.16%		$84,953	0.23%		0.17%		0.23%		0.63%		N/	A
$1.00	0.20%		$23,231	0.21%		0.20%		0.21%		0.71%		N/	A
$1.00	0.28%		$33,584	0.29%		0.29%		0.29%		0.68%		N/	A

5	Except for Money Market Fund, net investment income per share is based on average shares outstanding during the period.

6	Commenced operations on June 30, 2011

7	Commenced operations on June 30, 2015.

*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 53

Notes to Financial Statements
June 30, 2015 (unaudited)

1.    Organization and Significant Accounting Policies

Meeder Funds Trust (the “Trust”) was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust offers eleven separate series and is presently comprised of eleven separate funds as follows: Muirfield Fund (“Muirfield”), Dynamic Growth Fund (“Dynamic”), Aggressive Growth Fund (“Aggressive”), Balanced Fund (“Balanced”), Strategic Growth Fund (“Strategic”), Spectrum Fund (“Spectrum”)(please see second paragraph of Note #1 for more information), Dividend Opportunities Fund (“Dividend”)(please see third paragraph of Note #1 for more information), Quantex Fund (“Quantex”), Utilities and Infrastructure Fund (“Utilities”), Total Return Bond Fund (“Bond”), and Money Market Fund (“Money Market”) (each a “Fund” and collectively the “Funds”). Money Market offers two classes of shares (the Retail Class (“Retail Class”) and the Institutional Class (“Institutional Class”)). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and transfer agent expenses. The investment objective of Muirfield, Dynamic, Aggressive, Strategic, Spectrum, and Quantex is to provide long term capital appreciation. The investment objective of Balanced is to provide income and long term capital appreciation. The investment objective of Dividend and Utilities is to provide total return, including capital appreciation and income. The investment objective of Bond is total return, consisting of income and capital growth, consistent with minimizing the risk of loss of capital. The investment objective of Money Market is to provide current income while maintaining a stable share price of $1.00.

On January 1, 2015, Meeder Asset Management, Inc. (“MAM”), the investment advisor to the Funds, offered a new fund to the Trust. Spectrum Fund seeks to achieve its investment objective primarily by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s typical long equity investment exposure will range from 0% to 150%, while the Fund’s typical short equity investment exposure will range from 0% to 50%. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

On June 30, 2015, MAM offered a new fund to the Trust. Dividend Opportunities Fund intends to pursue its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in underlying funds, which include foreign and domestic mutual funds, as well as in ETFs, closed-end funds and unit investment trusts, Master Limited Partnerships (“MLPs”), and Real Estate Investment Trusts (“REITs”). A MLP is a limited partnership that is publicly traded on an exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equity securities. With respect to the 80% investment in dividend-paying equity securities, the Fund will look through to the investments made by the underlying funds. Additionally, the Fund may invest up to 20% of its net assets in debt securities of any maturity and of any credit rating, including securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund will only invest in U.S. dollar denominated securities.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Page 54	2015 Meeder Funds Semiannual Report | June 30, 2015

Security valuation. All investments in securities are recorded at their estimated fair value, as described in Note #2.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $13,515,024 as of June 30, 2015.

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where futures contracts trade, is recorded as an unrealized gain or loss until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize losses. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market and Utilities, it is normal practice for each Fund to invest in futures

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 55

contracts on a daily basis. The Funds, except for Bond and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Bond and the fixed income portion of Balanced can utilize Treasury futures contracts in order to adjust duration. Although Utilities is permitted to invest in futures contracts, it typically does not.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2015, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2015. The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2015 was as follows:

Amount of Net Variation Margin and Unrealized Appreciation (Depreciation) on Derivatives

	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Variation Margin	Fair Value of Unrealized Appreciation (Depreciation)
Muirfield Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$128,738	$(643,688)
Dynamic Growth Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	444,907	(493,942)
Aggressive Growth Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	255,996	(266,869)
Balanced Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	41,580	(188,978)
Strategic Growth Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	72,349	(139,665)
Spectrum Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	676,253	(486,098)

Page 56	2015 Meeder Funds Semiannual Report | June 30, 2015

Amount of Net Variation Margin and Unrealized Appreciation (Depreciation) on Derivatives

	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Variation Margin	Fair Value of Unrealized Appreciation (Depreciation)
Quantex Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	241,274	(225,325)

*	Unrealized appreciation (depreciation) on futures contracts is included with unrealized appreciation (depreciation) of investments on the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

	Type of Derivative/ Risk	Contracts as of December 31, 2014	Contracts Opened During the Period	Contracts Closed/ Expired During the Period	Contracts as of June 30, 2015	Statement of Operations Location	For the Six Months Ended June 30, 2015
Muirfield Fund	Equity contracts	804	3,700	4,032	472	Net realized gains from futures contracts	$2,330,775
Dynamic Growth Fund	Equity contracts	54	1,911	1,616	349	Net realized gains from futures contracts	851,842
Aggressive Growth Fund	Equity contracts	40	1,141	1,001	180	Net realized gains from futures contracts	434,478
Balanced Fund	Equity contracts	285	1,521	1,683	123	Net realized gains from futures contracts	1,376,436
Strategic Growth Fund	Equity contracts	44	591	563	72	Net realized gains from futures contracts	685,702
Spectrum Fund	Equity contracts	—	1,244	969	275	Net realized gains from futures contracts	1,162,351
Quantex Fund	Equity contracts	40	431	392	79	Net realized gains from futures contracts	649,248

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 57

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income

	Type of Derivative/Risk	Statement of Operations Location	For the Six Months Ended June 30, 2015
Muirfield Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	$(1,486,322)
Dynamic Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(581,156)
Aggressive Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(320,159)
Balanced Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(533,984)
Strategic Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(204,919)
Spectrum Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(486,098)
Quantex Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(346,615)

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

As of and during the six months ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended June 30, 2015, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal and state tax authorities for tax years before 2011.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Quantex, Dynamic, Aggressive, Balanced, Strategic, and Spectrum declare and pay dividends from net investment income, if any, on a quarterly basis. Utilities, Dividend, and Bond declare and pay dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 58	2015 Meeder Funds Semiannual Report | June 30, 2015

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by each Fund. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2014, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Undistributed Net Realized Gain (Loss) from Investments and Futures Contracts
Muirfield Fund	$—	$5,429,742	$(5,429,742)
Dynamic Growth Fund	—	3,040,561	(3,040,561)
Aggressive Growth Fund	—	518,051	(518,051)
Balanced Fund	—	2,240,685	(2,240,685)
Strategic Growth Fund	—	1,000,667	(1,000,667)
Quantex Fund	—	433,911	(433,911)
Utilities & Infrastructure Fund	(145,520)	693,831	(548,311)

Investment income & expenses. For Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. Money Market is authorized to issue an unlimited number of shares in the Retail Class and the Institutional Class. Transactions in the capital shares of the Fund for the six months ended June 30, 2015 and the year ended December 31, 2014 were as follows:

	2015		2014
	Amount	Shares	Amount	Shares
Retail Class
Issued	$55,485,025	55,485,025	$103,062,606	103,062,606
Reinvested	14,352	14,352	33,592	33,592
Redeemed	(60,297,934)	(60,297,934)	(109,457,288)	(109,457,288)
Net increase (decrease)	$(4,798,557)	(4,798,557)	$(6,361,090)	(6,361,090)

Institutional Class
Issued	$507,334,111	507,334,111	$472,700,382	472,700,382
Reinvested	2,120	2,120	6,470	6,470
Redeemed	(528,538,868)	(528,538,868)	(368,451,991)	(368,451,991)
Net increase (decrease)	$(21,202,637)	(21,202,637)	$104,254,861	104,254,861

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 59

Offsetting Assets & Liabilities. The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for futures contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts. During the six months ended June 30, 2015, the Funds were not subject to any master netting arrangements. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2015.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Muirfield Fund	$5,423,980	$—	$5,423,980	$—	$(5,423,980)	$—
Dynamic Growth Fund	2,196,798	—	2,196,798	—	(2,196,798)	—
Aggressive Growth Fund	2,121,621	—	2,121,621	—	(2,121,621)	—
Balanced Fund	4,053,465	—	4,053,465	—	(4,053,465)	—
Strategic Growth Fund	1,201,990	—	1,201,990	—	(1,201,990)	—
Quantex Fund	6,691,620	—	6,691,620	—	(6,691,620)	—

Futures Contracts
Spectrum Fund	$676,253	$—	$676,253	$676,253	$—	$—

Repurchase Agreements
Money Market Fund	$30,000,000	$—	$30,000,000	$—	$—	$30,000,000

Liabilities:
Futures Contracts
Muirfield Fund	$128,738	$—	$128,738	$128,738	$—	$—
Dynamic Growth Fund	444,907	—	444,907	444,907	—	—
Aggressive Growth Fund	255,996	—	255,996	255,996	—	—
Balanced Fund	41,580	—	41,580	41,580	—	—
Strategic Growth Fund	72,349	—	72,349	72,349	—	—
Quantex Fund	241,274	—	241,274	241,274	—	—

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. Discounts and premiums are amortized over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Page 60	2015 Meeder Funds Semiannual Report | June 30, 2015

2.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, american depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 61

Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

For the six months ended June 30, 2015, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. Also, there were no transfers between level 1 and level 2 securities. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2015.

Muirfield – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$249,986,095	$—	$—	$249,986,095
Registered investment companies	37,929,045	—	—	37,929,045
Money market registered investment companies	53,960,418	—	—	53,960,418
Bank Obligations	—	748,147	—	748,147
Total	$341,875,558	$748,147	$—	$342,623,705
Trustee deferred compensation	$261,492	$—	$—	$261,492
Futures contracts**	$(643,688)	$—	$—	$(643,688)

Dynamic – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$120,153,208	$—	$—	$120,153,208
Registered investment companies	18,210,136	—	—	18,210,136
Money market registered investment companies	22,655,924	—	—	22,655,924
Bank Obligations	—	748,147	—	748,147
Total	$161,019,268	$748,147	$—	$161,767,415
Trustee deferred compensation	$147,910	$—	$—	$147,910
Futures contracts**	$(493,942)	$—	$—	$(493,942)

Aggressive – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$71,091,772	$—	$—	$71,091,772
Registered investment companies	12,309,040	—	—	12,309,040
Money market registered investment companies	10,377,662	—	—	10,377,662
Bank Obligations	—	748,147	—	748,147
Total	$93,778,474	$748,147	$—	$94,526,621
Trustee deferred compensation	$86,998	$—	$—	$86,998
Futures contracts**	$(266,868)	$—	$—	$(266,868)

Page 62	2015 Meeder Funds Semiannual Report | June 30, 2015

Balanced – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$109,403,277	$—	$—	$109,403,277
Registered investment companies	84,708,197	—	—	84,708,197
Money market registered investment companies	17,277,184	—	—	17,277,184
Bank Obligations	—	748,147	—	748,147
Total	$211,388,658	$748,147	$—	$212,136,805
Trustee deferred compensation	$118,896	$—	$—	$118,896
Futures contracts**	$(188,978)	$—	$—	$(188,978)

Strategic – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$76,547,492	$—	$—	$76,547,492
Registered investment companies	34,938,244	—	—	34,938,244
Money market registered investment companies	2,697,839	—	—	2,697,839
Bank Obligations	—	748,147	—	748,147
Total	$114,183,575	$748,147	$—	$114,931,722
Trustee deferred compensation	$101,852	$—	$—	$101,852
Futures contracts**	$(139,665)	$—	$—	$(139,665)

Spectrum – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks – Long*	$19,474,187	$—	$—	$19,474,187
Registered investment companies	5,313,839	—	—	5,313,839
Money market registered investment companies	11,448,418	—	—	11,448,418
Total – Long investments	$36,236,444	$—	$—	$36,236,444
Common stocks – Short*	$(11,805,350)	$—	$—	$(11,805,350)
Trustee deferred compensation	$659	$—	$—	$659
Futures contracts**	$(486,098)	$—	$—	$(486,098)

Quantex – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$63,123,454	$—	$—	$63,123,454
Money market registered investment companies	14,945,487	—	—	14,945,487
Bank Obligations	—	748,147	—	748,147
Total	$78,068,941	$748,147	$—	$78,817,088
Trustee deferred compensation	$91,349	$—	$—	$91,349
Futures contracts**	$(225,325)	$—	$—	$(225,325)

Utilities – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$55,302,528	$—	$—	$55,302,528
Money market registered investment companies	1,336,604	—	—	1,336,604
Total	$56,639,132	$—	$—	$56,639,132
Trustee deferred compensation	$88,612	$—	$—	$88,612

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 63

Bond – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$181,811,489	$—	$—	$181,811,489
Money market registered investment companies	5,872,392	—	—	5,872,392
Bank Obligations	—	748,147	—	748,147
U.S. government obligations	—	46,641	—	46,641
Total	$187,683,881	$794,788	$—	$188,478,669
Trustee deferred compensation	$42,407	$—	$—	$42,407

Money Market – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$24,039,291	$—	$24,039,291
Certificates of deposit	—	23,873,909	—	23,873,909
Corporate obligations	—	15,905,215	—	15,905,215
Repurchase agreements	—	30,000,000	—	30,000,000
U.S. government agency obligations	—	14,868,206	—	14,868,206
Money Market registered investment companies	67,910,284	—	—	67,910,284
Total	$67,910,284	$108,686,621	$—	$176,596,905
Trustee deferred compensation	$76,911	$—	$—	$76,911

*	See schedule of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2015.

3.    Investment Transactions

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments, were as follows:

	Purchases	Sales
Muirfield Fund	$353,753,443	$273,869,893
Dynamic Growth Fund	149,438,316	145,918,862
Aggressive Growth Fund	107,063,809	104,225,446
Balanced Fund	236,626,198	178,661,884
Strategic Growth Fund	86,712,717	80,302,523
Spectrum Fund	33,900,949	20,679,332
Quantex Fund	52,125,707	44,452,167
Utilities & Infrastructure Fund	17,785,623	5,449,115
Total Return Bond Fund	258,518,081	210,128,035

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Total Return Bond Fund	$751,217	$750,075

Page 64	2015 Meeder Funds Semiannual Report | June 30, 2015

4.    Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides each Fund, under a separate Investment Advisory Contract, with investment management, research, statistical and advisory services. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets up to $100 Million	Percentage of Average Daily Net Assets up to $200 Million	Percentage of Average Daily Net Assets Exceeding $100 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	N/A	N/A	0.60%	N/A
Quantex*	1.00%	0.75%	N/A	N/A	0.60%	N/A
Utilities**	1.00%	0.75%	N/A	N/A	0.60%	N/A
Dynamic	N/A	N/A	N/A	0.75%	N/A	0.60%
Aggressive	N/A	N/A	N/A	0.75%	N/A	0.60%
Balanced	N/A	N/A	N/A	0.75%	N/A	0.60%
Strategic	N/A	N/A	N/A	0.75%	N/A	0.60%
Spectrum	N/A	N/A	N/A	0.75%	N/A	0.60%
Dividend	N/A	N/A	N/A	0.75%	N/A	0.60%
Bond	N/A	N/A	0.40%	N/A	0.20%	N/A
Money Market***	N/A	N/A	0.40%	N/A	0.25%	N/A

*

MAM has contractually agreed to reduce its investment advisory fee by 0.25% for Quantex for average daily net assets up to $50 million. The foregoing reduction in investment advisory fees shall automatically renew annually on or about April 30th, unless MAM elects to terminate this reduction. During the six months ended June 30, 2015, $88,042 of investment advisory fees was waived in Quantex and is not subject to recoupment.

**

Under a separate Investment Subadvisory Agreement with MAM, Miller/Howard Investments, Inc. (“Miller/Howard”) serves as subadvisor of Utilities. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty to the Fund by MAM, the Trustees of the Fund, or by the vote of a majority of the outstanding voting shares of the Fund upon not less than 30 days written notice. As subadvisor to Utilities, Miller/Howard receives a fee paid by MAM.

***	During the six months ended June 30, 2015, MAM voluntarily agreed to reduce $18,759 of investment advisory fees in Money Market.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 65

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Amount Per Active Shareholder Account	Percentage of Average Daily Net Assets
Muirfield	$4,000	$15	0.12%
Quantex	4,000	15	0.12%
Utilities	4,000	15	0.12%
Dynamic	4,000	15	0.12%
Aggressive	4,000	15	0.12%
Balanced	4,000	15	0.12%
Strategic	4,000	15	0.12%
Spectrum	4,000	15	0.12%
Dividend	4,000	15	0.12%
Bond	4,000	15	0.08%
Retail Class	4,000	20	0.08%
Institutional Class	4,000	20	0.08%

For fixed income Funds (Bond and Money Market) that are subject to an expense cap and which are above the expense cap, the basis point fee will be contractually reduced by 0.02%. During the six months ended June 30, 2015, MFSCo waived $16,733 and $23,656 of transfer agent fees for Bond and the Institutional Class, respectively.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million
Muirfield	0.10%	0.08%
Quantex	0.10%	0.08%
Utilities	0.10%	0.08%
Dynamic	0.10%	0.08%
Aggressive	0.10%	0.08%
Balanced	0.10%	0.08%
Strategic	0.10%	0.08%
Spectrum	0.10%	0.08%
Dividend	0.10%	0.08%
Bond	0.10%	0.08%
Money Market	0.10%	0.08%

Page 66	2015 Meeder Funds Semiannual Report | June 30, 2015

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Utilities	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Aggressive	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Strategic	7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Dividend	7,500	0.15%	0.10%	0.02%	0.01%
Bond	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

For the six months ended June 30, 2015, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amount waived and/or reimbursed and the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Expense Reimbursements	Ratio of Net Expenses to Average Net Assets
Muirfield	$—	1.14%
Quantex*	—	0.95%
Utilities	—	1.82%
Dynamic	104,693	1.20%
Aggressive	4	1.30%
Balanced	6,273	1.31%
Strategic	65,879	1.24%
Spectrum	24,393	1.47%
Bond	27,405	0.85%
Retail Class	106,590	0.17%
Institutional Class	274,742	0.12%

*	$88,042 of investment advisory fees was contractually waived and is not subject to recoupment as noted on page 65.

Expenses were contractually reimbursed in 2012 for Muirfield, Dynamic, Balanced, Strategic, and Bond in the amounts of $40,054, $29,382, $32,787, $28,319, and $52,431, respectively. These contractual expense reimbursements are subject to repayment by the applicable Fund before December 31, 2015, contingent upon the Fund operating below the contractual expense limitation in place at the time in which the amount was waived. Expenses were contractually reimbursed in 2013 for Muirfield, Dynamic, Aggressive, Balanced, Strategic, and Bond in the amounts of $49,794, $40,570, $1,137, $28,346, $42,790, and $42,868, respectively. These contractual expense reimbursements are subject to repayment by the applicable Fund before December 31, 2016, contingent upon the Fund operating below the contractual expense limitation in place at the time in which the amount was waived.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 67

Certain Funds have entered into an agreement with the Trust’s custodian, The Huntington National Bank (“HNB”), whereby HNB receives distribution, service, and administration fees (collectively the “fees”) from the underlying security holdings of the Funds, and forwards those fees to the appropriate Funds. The Funds use the fees received to reduce the gross expenses of each Fund. The Funds may invest in security holdings in which fees are not paid. As such, the gross expenses of a Fund would not be decreased. Also, without this agreement it is likely that the Funds would not collect any fees from underlying security holdings. For the six months ended June 30, 2015, gross expenses were reduced by the following amounts:

Amount Received to Reduce Gross Expenses
Balanced	$2,050

Certain Funds have entered into securities lending arrangements with HNB. Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2015, the Funds (excluding Utilities, Spectrum, Dividend, Bond and Money Market) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. For the six months ended June 30, 2015, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$36,899
Dynamic	7,944
Aggressive	11,760
Balanced	17,441
Strategic	17,087
Quantex	84,457

Page 68	2015 Meeder Funds Semiannual Report | June 30, 2015

Certain Funds have entered into directed brokerage agreements with independent brokers/dealers, whereby Fund expenses are reduced. The Funds use these amounts received to reduce the gross expenses of each Fund. The Funds may invest in security holdings in which brokerage fees are not recaptured. As such, the gross expenses of a Fund would not be decreased. Also, without these agreements it is likely that the Funds would not recapture any fees from portfolio transactions. For the six months ended June 30, 2015, commissions recaptured through directed brokerage arrangements were as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$341,585
Dynamic	141,406
Aggressive	116,797
Balanced	167,990
Strategic	72,258
Spectrum	91,153
Quantex	99,917
Bond	119,130

The Funds have adopted a written plan pursuant to Rule 12b-1 of the Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including MAM and its affiliates. In addition, the Funds (other than Money Market) have adopted an administrative services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted 12b-1 plan and administrative services plan maximum limitations, along with 12b-1 plan expense payments made to MAM and its affiliates for the six months ended June 30, 2015, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual Administrative Services Plan Expense as a Percentage of Average Daily Net Assets	12b-1 Plan Expense Payments Made to MAM and Its Affiliates
Muirfield	0.20%	0.20%	$61,126
Quantex	0.20%	0.20%	21,025
Utilities	0.25%	0.20%	17,173
Dynamic	0.25%	0.20%	52,595
Aggressive	0.25%	0.20%	34,348
Balanced	0.25%	0.20%	48,997
Strategic	0.25%	0.20%	34,779
Spectrum	0.25%	0.20%	11,738
Dividend	0.25%	0.20%	N/A
Bond	0.25%	0.20%	43,778
Retail Class	0.20%	N/A	N/A
Institutional Class	0.03%	N/A	N/A

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 69

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Once the eligible Trustees’ deferral amounts can be distributed, a lump sum or generally equal annual installments over a period of up to ten (10) years can be made to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2015, several of the Funds invested in the Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. As of June 30, 2015, the 7-day yield of the Institutional Class was 0.11%. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Class on a net basis. A summary of the Funds’ investments in this affiliate during the year is noted below:

	12/31/14 Fair Value	Purchases	Sales	6/30/15 Cost	Income	6/30/15 Fair Value
Muirfield Fund	$81,863,069	$196,314,359	$(229,804,358)	$48,373,070	$28,135	$48,373,070
Dynamic Growth Fund	4,114,155	101,021,489	(84,735,343)	20,400,301	8,727	20,400,301
Aggressive Growth Fund	3,031,754	60,406,324	(55,252,969)	8,185,109	4,300	8,185,109
Balanced Fund	34,211,013	93,765,689	(114,861,014)	13,115,688	11,254	13,115,688
Strategic Growth Fund	3,575,894	24,549,972	(26,669,100)	1,456,766	2,681	1,456,766
Spectrum Fund	—	60,931,637	(49,483,219)	11,448,418	4,709	11,448,418
Quantex Fund	4,609,306	28,372,717	(25,159,552)	7,822,471	3,305	7,822,471
Utilities & Infrastructure Fund	1,919,031	13,689,795	(14,272,222)	1,336,604	1,091	1,336,604
Total Return Bond Fund	6,508,078	52,950,315	(53,586,001)	5,872,392	3,456	5,872,392

5.    Federal Tax Information

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield Fund	$434,212	$18,050,608	$7,674,117	$—	$26,158,937
Dynamic Growth Fund	471,226	11,967,242	7,366,297	—	19,804,765
Aggressive Growth Fund	—	7,408,648	5,427,099	—	12,835,747
Balanced Fund	1,243,731	8,971,878	4,576,191	—	14,791,800
Strategic Growth Fund	541,908	7,088,245	6,833,948	—	14,464,101
Quantex Fund	188,716	964,549	3,779,934	—	4,933,199
Utilities & Infrastructure Fund	948,157	218,193	3,458,342	—	4,624,692
Total Return Bond Fund	3,858,882	—	—	—	3,858,882
Money Market Fund	105,566	—	—	—	105,566

*	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Page 70	2015 Meeder Funds Semiannual Report | June 30, 2015

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield Fund	$187,286	$8,348,387	$4,520,781	$—	$13,056,454
Dynamic Growth Fund	177,368	7,337,091	3,169,172	—	10,683,631
Aggressive Growth Fund	—	—	548,517	—	548,517
Balanced Fund	823,964	4,667,755	2,725,223	—	8,216,942
Strategic Growth Fund	311,092	3,457,716	4,270,636	—	8,039,444
Quantex Fund	94,759	112,273	963,205	—	1,170,237
Utilities & Infrastructure Fund	214,711	—	—	—	214,711
Total Return Bond Fund	3,309,309	—	—	—	3,309,309
Money Market Fund	124,107	—	—	—	124,107

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
Muirfield Fund	$3,939,172	$5,238,660	$17,166,365	$26,344,197
Dynamic Growth Fund	941,178	486,838	9,846,525	11,274,541
Aggressive Growth Fund	596,373	282,470	6,201,568	7,080,410
Balanced Fund	751,209	721,296	6,379,595	7,852,100
Strategic Growth Fund	—	2,741,389	2,052,176	4,793,595
Quantex Fund	269,412	389,110	11,185,575	11,844,097
Utilities & Infrastructure Fund	—	804,279	9,131,259	9,935,538
Total Return Bond Fund	1	(1,497,425)	(3,210,183)	(4,707,607)
Money Market Fund	1	—	—	1

*	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: deferral of post-October losses, wash sales, and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

The Strategic Growth Fund and Total Return Bond Fund elected to defer post-October losses in the amounts of $771,255 and $355,071, respectively.

For federal income tax purposes, the following Fund has capital loss carryforwards as of December 31, 2014, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Capital Loss Carryforwards	Amount	Tax Character
Total Return Bond Fund	$1,495,858	Short-term
Total Return Bond Fund	1,567	Long-term

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 71

6.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2015, account holders that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

	Name of Account Holder	Percent of Voting Securities
Muirfield Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	26%
Dynamic Growth Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	31%
Aggressive Growth Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	38%
Balanced Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	35%
Balanced Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	33%
Strategic Growth Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	72%
Spectrum Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	36%
Spectrum Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	25%
Dividend Opportunities Fund	Dale W. Smith	58%
Dividend Opportunities Fund	Carey & Co. held for the benefit of others	42%
Total Return Bond Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	38%
Total Return Bond Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	31%
Money Market Fund – Institutional Class	Carey & Co. held for the benefit of others	98%

7.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Page 72	2015 Meeder Funds Semiannual Report | June 30, 2015

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with the Meeder Funds are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*).

Name, Address[1], and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen[2]	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President of Meeder Asset Management, Inc.
Jack W. Nicklaus** Year of Birth: 1961	1998	Trustee	Designer, Nicklaus Design, a golf course design firm and division of The Nicklaus Companies.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency; Chairman of the Trust’s Audit Committee.
Anthony D’Angelo** Year of Birth: 1959	2006	Trustee

General Manager, WSYX ABC 6 /WTTE-TV Fox 28 /WWHO television stations, Columbus, Ohio, operated by Sinclair Broadcast Group (2014 – present); Director of Sales (2004 – 2014); Lead Trustee of the Trust.

Dale W. Smith Year of Birth: 1959	2006	Vice President	Chief Financial Officer of Meeder Asset Management, Inc. (2005 – present); formerly Senior Vice President of Financial Services of BISYS Fund Services (1996 – 2004).
Mary “Maggie” Bull Year of Birth: 1966	2011	Chief Compliance Officer

Chief Compliance Officer, Legal Counsel and Anti-Money Laundering Officer of the Funds (2011 – present); Independent Legal Consultant (2007 – 2010); Assistant General Counsel of Nationwide (2006 – 2007).

Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting of Mutual Funds Service Co., the Trust’s transfer agent (1997 – present). Interim Chief Operating Officer of Meeder Asset Management, Inc. (June 2008 – October 2008).
Ruth Kirkpatrick Year of Birth: 1951	2009	Secretary, pro tempore	Senior Legal Specialist of Meeder Asset Management, Inc.

[1]	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
[2]	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all eleven Funds in the Trust.
*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Trust.
**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 73

Other Information

The Funds file their complete schedules of portfolios holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. In addition, Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Forms N-Q and N-MFP are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ schedules of positions are also available on the Funds’ website at www.meederfunds.com.

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2015, is available on the SEC’s website at http://www/sec.gov, or, without charge, upon request by calling toll-free 1-800-325-3539.

Page 74	2015 Meeder Funds Semiannual Report | June 30, 2015

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Manager and Investment Advisor

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Subadvisor/Utilities and Infrastructure Fund

Miller/Howard Investments, Inc.
141 Upper Byrdcliffe Road, P.O. Box 549
Woodstock, New York 12498

Board of Trustees

Stuart Allen
Anthony D’Angelo
Robert S. Meeder
Jack Nicklaus II

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

2015 Meeder Funds Semiannual Report | June 30, 2015	Page 77

MEEDER
INVESTMENT MANAGEMENT

6125 Memorial Drive Dublin, Ohio 43017

Meeder Funds Semiannual Report

June 30, 2015

Mutual funds can be a quick, efficient, cost-effective way to achieve investment diversification. The investment options available through Meeder Funds are suitable for a wide range of investors, from the conservative-minded to the growth-oriented, to help investors achieve their individual financial goals.

We provide professional management, ongoing supervision of clients' holdings, automatic diversification and e-Delivery of statements and fund mailings: all important elements of a well-rounded investment plan.

No matter what your objectives may be, Meeder Funds can help you make the most of your personal investment plan and help you achieve your individual financial goals.

Toll Free: 800-325-3539
Local: 614-760-2159
Fax: 614-766-6669

www.meederfunds.com
meederfunds@meederinvestment.com

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Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

Currently, the Meeder Funds (the “Funds”) do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board of Trustees believes that the members are qualified to evaluate the Funds’ financial statements, supervise the Funds’ preparation of its financial statements, and oversee the work of the Funds’ independent auditors. The Board of Trustees also believes that, although no single Audit Committee member possesses all of the attributes required to be an “audit committee financial expert”, the Audit Committee members collectively as a group possess the attributes required to be an “audit committee financial expert.”

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2015	2014
Audit Fees	$85,000	$74,250
Audit-Related Fees	300	300
Tax Fees	31,500	22,500
All Other Fees	1,975	2,900

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements. Tax fees include amounts related to tax compliance, tax planning, and tax advice. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 100% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $2,850 and $33,850 respectively.

(h) Not applicable.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 4, 2015

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 4, 2015